                                                       Registration No. 33-371
                                                             File No. 811-4410

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

      PRE-EFFECTIVE AMENDMENT NO. __                                     /   /

      POST-EFFECTIVE AMENDMENT NO. 29                                      /X/

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940                                                          /X/

      AMENDMENT NO. 31                                                     /X/

                          OPPENHEIMER DISCOVERY FUND
------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-8924
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                   (Address of Principal Executive Offices)

                                 212-323-0200
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                       (Registrant's Telephone Number)

                                Robert G. Zack
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10018
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

      /      /     immediately upon filing pursuant to paragraph (b)
      /  X /      on November 22, 2002, pursuant to paragraph (b)
      /     /     60 days after filing pursuant to paragraph (a)(1)
      /    /      on ____________, pursuant to paragraph (a)(1)
      /     /     75 days after filing, pursuant to paragraph (a)(2)
      /     /     on _______, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      /  / This post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Discovery Fund

Prospectus dated November 22, 2002

                                          Oppenheimer Discovery Fund is a
                                          mutual fund that seeks capital
                                          appreciation to make your investment
                                          grow. It emphasizes investments in
                                          common stocks of U.S. growth
                                          companies having a small market
                                          capitalization.
                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account features.
                                          Please read this Prospectus
                                          carefully before you invest and keep
As with all mutual funds, the             it for future reference about your
Securities and Exchange Commission        account.
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

                                                CONTENTS

                    ABOUT THE FUND

                    The Fund's Investment Objective and Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Web Site
                    Retirement Plans

                    How to Sell Shares
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

ABOUT THE FUND
--------------

The Fund's Investment Objective and Strategies
WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of U.S. companies that the portfolio manager believes have favorable growth prospects. The Fund currently emphasizes stocks of issuers that have a market capitalization of less than $3 billion when the Fund buys them. That capitalization range may change over time. While these stocks may be traded on stock exchanges, in many cases the Fund buys over-the-counter securities.
These investments are more fully explained in "About the Fund's Investments,"
below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Fund's portfolio manager looks for companies with high growth potential using fundamental analysis of a company's financial statements, interviews with management and analysis of the company's operations and product development, as well as the industry of which the issuer is part. The portfolio manager also evaluates research on particular industries, market trends and general economic conditions. In seeking broad diversification of the Fund's portfolio, the portfolio manager currently searches primarily for stocks of companies having the following characteristics (although these factors may change over time and may vary in different cases):

      o  Companies with small capitalizations, primarily under $3 billion,
      o  Companies with management that has a proven ability to handle rapid growth,
      o  Companies with innovative products or services,
      o  Companies that self-finance expansion rather than adding to their debt,
      o  Companies with rapidly accelerating earnings and what the portfolio manager believes are sustainable growth rates.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital growth over the long term from small-cap stocks. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive growth fund focusing on small-cap stock investments. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's investment Manager,
OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in common stocks of U.S. companies, the value of the Fund's portfolio will be affected by changes in the U.S. stock markets and the special economic and other factors that might primarily affect the prices of small cap stocks.
Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.

Risks of Growth Stocks. Stocks of growth companies, particularly newer companies, may offer opportunities for greater long-term capital appreciation but may be more volatile than stocks of larger, more established companies. They have greater risks if the company's earnings growth or stock price fails to increase as expected.

SPECIAL RISKS OF SMALL-CAP STOCKS. In many cases small-cap issuers are newer companies. While they may offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger issuers. Small-cap companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies.

      The volatility of the stock prices of small cap companies is likely to be greater than for larger issuers, in part because these securities trade mostly in the over-the-counter market, where there may be less liquidity.
That could make it harder for the Fund to dispose of a stock at an acceptable price when the portfolio manager wants to sell it, especially in periods of market volatility. That factor increases the potential for losses to the
Fund. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

RISKS OF FOREIGN INVESTING. While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of foreign securities. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.
The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities in underdeveloped countries may be more difficult to sell and their prices may be more volatile.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

In the short term, the markets for small-cap stocks can be volatile, and the prices of the Fund's shares can go up and down substantially. The Fund generally does not seek current income nor use income-oriented investments to help cushion the Fund's total return from changes in stock prices. Small-cap stocks do not tend to pay dividends and so the Fund's dividend income is likely to be small. In the OppenheimerFunds spectrum, the Fund is generally a very aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of greater long-term returns. It is likely to be subject to greater fluctuations in its share prices than funds that emphasize large capitalization stocks, or funds that focus on both stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of broad-based market indices.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary.  In some cases, the figure representing "Return After Taxes on Distributions and Sale of Fund
Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

            Annual Total Returns (Class A) (as of 12/31 each year)

[See  appendix  to  prospectus  for data in bar  chart  showing  annual  total returns]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.
For the period from 1/1/02 through  9/30/02,  the cumulative  total return for
Class A shares  before taxes was  -28.65%.  During the period shown in the bar chart,  the  highest  return  (not  annualized)  before  taxes for a  calendar quarter was 59.36% (4th Q, 99) and the lowest return (not  annualized)  before taxes for a calendar quarter was -23.60% (3rd Q, 01).

-------------------------------------------------------------------------------------

Average Annual Total Returns                                           10 Years
for    the    periods    ended                                        (or life of
December 31, 2002                   1 Year            5 Years       class, if less)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class  A   Shares   (inception
9/11/86)                            -16.68%            3.41%             8.53%
  Return Before Taxes               -16.68%            1.56%             6.85%
  Return After Taxes on             -10.16%            2.35%             6.65%
  Distributions
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

-------------------------------------------------------------------------------------

Russell 2000 Index (reflects
no deduction for fees,               2.49%             7.52%            11.51%1
expenses or taxes)

-------------------------------------------------------------------------------------

S&P  500  Index  (reflects  no
deduction  for fees,  expenses      -11.88%           10.70%            12.93%1
or taxes)

-------------------------------------------------------------------------------------

Class  B   Shares   (inception      -16.66%            3.57%             8.27%
4/4/94)

-------------------------------------------------------------------------------------

Class  C   Shares   (inception      -13.14%            3.88%             6.14%
10/2/95)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class  N   Shares   (inception      -0.08%2             N/A               N/A
3/1/01)

-------------------------------------------------------------------------------------
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Class  Y   Shares   (inception      -11.32%            4.95%             9.79%
6/1/94)

-------------------------------------------------------------------------------------

1.    From 12/31/91
2.    Cumulative return.

The Fund's average annual total returns  include the applicable  sales charge:
for Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the  contingent  deferred  sales charges of 5% (1-year) and 2% (5 years);  and for Class C, the 1% contingent  deferred  sales charge for the 1-year  period.
Because  Class B shares  convert to Class A shares 72 months  after  purchase,
Class B "life-of-class"  performance does not include the contingent  deferred sales charge and uses Class A performance for the period after conversion.
The Fund's  returns  measure the  performance  of a  hypothetical  account and
assume  that  all  dividends  and  capital  gains   distributions   have  been
reinvested in additional  shares. The performance of the Fund's Class A shares is compared to the S&P 500 Index,  an  unmanaged  index of equity  securities, and the Russell 2000 Index, a  capitalization-weighted  unmanaged index of the
2000  smallest   companies  in  the  Russell  3000  Index,   which  represents
approximately  8% of the  total  market  capitalization  of the  Russell  3000
Index.  The Russell 3000 Index  measures the  performance of the 3,000 largest
U.S.  companies  based  on  total  market  capitalization,   which  represents
approximately 98% of the U.S.  investable equity market. The index performance includes the reinvestment of income but does not reflect  transaction costs or taxes. Also, the Fund's investments vary from the securities in the indices.

Fees and Expenses of the Fund

The Fund pays a variety of expenses  directly  for  management  of its assets, administration,  distribution of its shares and other services. Those expenses are  subtracted  from the  Fund's  assets to  calculate  the  Fund's net asset values per share.  All shareholders  therefore pay those expenses  indirectly.
Shareholders  pay other expenses  directly,  such as sales charges and account transaction  charges. The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The numbers  below are based on the Fund's  expenses  during its fiscal year ended
September 30, 2002.

Shareholder Fees (charges paid directly from your investment):

                         Class  Class B    Class C    Class N   Class Y
                         A        Shares    Shares    Shares      Shares
                         Shares
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases
(as % of offering price) 5.75%     None      None      None        None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the                      None1     5%2       1%3        1%4        None
lower of the original
offering
price or redemption
proceeds)
-------------------------

1. A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more  ($500,000  for certain  retirement  plan  accounts)  of
Class A shares. See "How to Buy Shares" for details.
2.  Applies  to  redemptions  in first  year after  purchase.  The  contingent deferred  sales  charge  declines  to 1% in the sixth  year and is  eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares  redeemed  within 18 months of a retirement  plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

 ------------------------
                         Class A    Class B   Class C    Class N    Class Y
                           Shares    Shares     Shares     Shares     Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Management Fees           0.68%      0.68%     0.68%      0.68%      0.68%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Distribution      and/or
 Service                   0.24%      1.00%     1.00%      0.50%       N/A
 (12b-1)  Fees

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Other Expenses            0.53%      0.53%     0.53%      0.50%      0.58%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Total Annual Operating
 Expenses                  1.45%      2.21%     2.21%      1.68%      1.26%

 ------------------------

      The "Other Expenses" in the table are based on, among other things,  the fees the Fund would have paid if the  transfer  agent had not waived a portion of its fee under a  voluntary  undertaking  to the Fund to limit these fees to
0.25% of  average  daily net  assets  per  fiscal  year for Class Y shares and
0.35% of  average  net  assets per  fiscal  year for all other  classes.  That undertaking  was  effective  October  1, 2001 (for  Class Y only,  January  1,
2001),  was  pro-rated  for the remainder of the fiscal year ending after that date,  and may be amended or  withdrawn  at any time.  After the  waiver,  the actual "Other Expenses" and "Total Annual  Operating  Expenses" as percentages of average  daily net assets were 0.50% and 1.42% for Class a, 0.50% and 2.18%
for Class B,  0.50%  and  2.18%  for Class C,  0.47% and 1.65% for Class N and
0.43% and 1.11% for Class Y.  Effective  November 1, 2002,  the transfer agent will limit its fees to 0.35% of average  daily net assets per fiscal  year for
Class Y. Had that  reduced  waiver been in effect  during the past fiscal year for Class Y shares,  the actual "Other  Expenses" and "Total Annual  Operating
Expenses" as  percentages  of daily net assets would have been 0.53% and 1.21%
for Class Y.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

 -------------------------
 If shares are redeemed:     1 Year       3 Years       5 Years     10 Years
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class A Shares               $714        $1,007        $1,322       $2,210

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class B Shares               $724         $991         $1,385       $2,1761

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class C Shares               $324         $691         $1,185       $2,544

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class N Shares               $271         $530          $913        $1,987

 -------------------------             --------------              ------------
 ------------------------------------------------------------------------------

 Class Y Shares               $128         $400          $692        $1,523

 -------------------------

 -------------------------
 If shares are not           1 Year       3 Years       5 Years     10 Years
 redeemed:
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class A Shares               $714        $1,007        $1,322       $2,210

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class B Shares               $224         $691         $1,185       $2,1761

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class C Shares               $224         $691         $1,185       $2,544

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class N Shares               $171         $530          $913        $1,987

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class Y Shares               $128         $400          $692        $1,523

 -------------------------

In the first  example,  expenses  include the initial sales charge for Class A and the  applicable  Class B,  Class C or Class N  contingent  deferred  sales charges.  In the  second  example,  the  Class A  expenses  include  the sales charge,  but  Class  B,  Class  C and  Class N  expenses  do not  include  the contingent  deferred  sales  charges.  There are no sales  charges  on Class Y shares.

1.  Class B  expenses  for years 7 through  10 are based on Class A  expenses, since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different investments will vary over time based upon the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its total assets in investments in any one industry. However, changes in the overall market prices of securities can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Small-Cap Stock Investments. The Fund currently emphasizes investments in common stocks of small-cap U.S. growth companies. While small-cap companies tend to be newer businesses, they can also be more established businesses that are entering a growth phase.

      The Fund measures the market capitalization of an issuer at the time of investment to determine if it fits within the Fund's small-cap definition. Because the relative sizes of companies change over time as the stock market changes, the Fund's definition of what is a
      "small-cap" company may change over time as well. Also, as individual companies grow, they may no longer fit within the Fund's definition of a "small-cap" issuer after the Fund buys their stock. While the Fund is not required to sell stocks of companies whose market capitalizations grow beyond the Fund's small-cap definition, the Manager might sell some of those holdings to try to lower the median capitalization of its portfolio (measured on a dollar-weighted basis). This could cause the
      Fund to realize capital gains on its investments, which could increase taxable distributions to shareholders. Of course, there is no assurance that small-cap stocks will grow in value.

Foreign Investing. The Fund may buy securities or other instruments issued by companies, governments or other entities in any country, including developed and emerging countries or markets.  The Fund has no limits on the amount of its assets that can be invested in foreign securities but has adopted an operating policy limiting its investments in foreign securities to 25% of its total assets. Currently the Manager does not expect to invest that much in foreign stocks.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Equity Securities. The Fund's investments are not limited only to small-cap issuers, and the Fund can invest a portion of its assets in issuers of mid- and large capitalizations, if the Manager believes they offer opportunities for growth. While the Fund mainly buys common stocks, it can also buy preferred stocks, warrants and securities convertible into common stock. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their credit rating has less impact on the Manager's investment decision than in the case of other debt securities. The Fund can buy convertible securities that are investment grade or below investment grade (which have greater risks of default).

Investing in Small, Unseasoned Companies.  The Fund can invest in small, unseasoned companies.  These are companies that have been in operation less than three years, including the operations of any predecessors.
      These securities may have limited liquidity, which means that the Fund might not be able to sell them quickly at an acceptable price. Their prices may be very volatile, especially in the short term.  The Fund currently does not intend to invest more than 10% of its total assets in these securities.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be publicly sold.  The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.  The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
      "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the
      Fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value. The
      Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it
      to. As a result of these risks, the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

   o  Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively nor for speculative purposes. It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

      Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fail and the strategy could reduce the Fund's return.

Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the
      Fund pays. If the Fund realizes capital gains when it sells portfolio investments generally it must pay out those gains to shareholders, increasing their taxable distributions. The Financial Highlights tables at the end of this Prospectus show the Fund's portfolio turnover rates during recent fiscal years.

Temporary Defensive and Interim Investments. In times of unstable or adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed
THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an  investment  adviser  since  January  1960.  The
Manager and its subsidiaries and affiliates  managed more than $120 billion in assets as of September 30, 2002,  including other  Oppenheimer funds with more than 7 million  shareholder  accounts.  The  Manager is located at 498 Seventh
Avenue, New York, New York 10018.

Portfolio Manager. The portfolio manager of the Fund is Jayne Stevlingson, who is principally responsible for the day-to-day management of the
      Fund's portfolio.  Ms. Stevlingson has been the Fund's portfolio manager since August 9, 1999, and she is a Vice President of the Fund
      and of the Manager. Prior to joining the Manager in August 1999, she was a small-cap growth fund portfolio manager with Morgan Stanley Dean
      Witter Advisors, Inc., before which she was a senior equity analyst with Bankers Trust Corporation.

Advisory Fees. Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million,
      0.66% of the next $200 million, 0.60% of the next $700 million, and
      0.58% of average annual net assets in excess of $1.5 billion. The
      Fund's management fee for its last fiscal year ended September 30, 2002 was 0.68% of average annual net assets for each class of shares.

ABOUT YOUR ACCOUNT

How to Buy Shares
HOW DO YOU BUY SHARES? You can buy shares several ways, as described below.
The Fund's Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

   o  Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.CALL.OPP (1.800.225.5677) to notify the Distributor of the wire, and to receive further instructions.

   o  Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.

   o  Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25 (effective November 1, 2002, the additional purchase amount is
$50).  There are reduced minimum investments under special investment plans.

   o  With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $50.
o     The minimum additional investment in any such plan accounts established on or after November 1, 2002 is $50. The minimum initial and additional investment to such plan accounts that were established prior to
      November 1, 2002 will remain $25. To establish a new Asset Builder Plan account on or after November 1, 2002, you must first invest at least
      $500.

   o  Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies.
      Additional purchases may be for as little as $25.
o     To establish any type of IRA account, the minimum investment is $500.
      The minimum additional investment to any type of IRA account is $50.
   o  The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the
      Exchange is open for trading (referred to in this Prospectus as a
      "regular business day"). The Exchange normally closes at 4:00 P.M.,
      Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is  determined  by  dividing  the value of the Fund's net  assets  attributable  to a class by the number of shares of that class that are  outstanding.  To determine net asset value,  the
      Fund's Board of Trustees has established  procedures to value the Fund's securities,  in general  based on market  value.  The Board has  adopted special  procedures for valuing  illiquid and restricted  securities and obligations for which market values cannot be readily obtained.  Because some foreign  securities  trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the Fund's foreign investments may change on days when investors  cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price.  To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day.
      If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the
      Distributor's close of business on a regular business day (normally
      5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

----------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in
      "How Can You Buy Class A Shares?" below.
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can
      You Buy Class B Shares?" below.
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy
      Class C Shares?" below.
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within eighteen (18) months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

----------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N.
      For retirement  plans that qualify to purchase  Class N shares,  Class N shares  will  generally  be more  advantageous  than Class B and Class C shares.

   o  Investing for the Shorter Term.  While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the
      Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

   o  Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B,
      Class C and Class N asset-based sales charge described below and in the
      Statement of Additional Information.  Share certificates are only available for Class A shares.  If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession.  The Distributor reserves the right to reallow the entire concession to dealers.  The current sales charge rates and concessions paid to dealers and brokers are as follows:

                                  Front-End    Front-End Sales
                                    Sales        Charge As a      Concession
                                 Charge As a    Percentage of   As Percentage
 Amount of Purchase             Percentage of        Net              of
                                Offering Price Amount Invested  Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Less than $25,000                  5.75%           6.10%           4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $25,000 or more but less           5.50%           5.82%           4.75%
 than  $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $50,000 or more but less than      4.75%           4.99%           4.00%
 $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $100,000 or more but less          3.75%           3.90%           3.00%
 than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 $250,000 or more but less          2.50%           2.56%           2.00%
 than $500,000
 -------------------------------
 ------------------------------------------------------------------------------

 $500,000 or more but less          2.00%           2.04%           1.60%
 than $1 million

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered retirement accounts").  Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.  The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts.  For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases, plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of
            dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.  The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the
      Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share without an initial sales charge.  However, if Class B shares are redeemed within 6 years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.  The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

 ---------------------------------------
                                        Contingent Deferred Sales Charge on
 Years Since Beginning of Month in      Redemptions in That Year
 Which Purchase Order was Accepted      (As % of Amount Subject to Charge)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 0 - 1                                  5.0%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 1 - 2                                  4.0%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 2 - 3                                  3.0%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 3 - 4                                  3.0%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 4 - 5                                  2.0%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 5 - 6                                  1.0%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 6 and following                        None
 ---------------------------------------

In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY  CLASS N  SHARES?  Class N  shares  are  offered  for  sale to retirement plans  (including IRAs and 403(b) plans) that purchase  $500,000 or more  of  Class  N  shares  of one  or  more  Oppenheimer  funds  or to  group retirement  plans  (which do not  include  IRAs and  403(b)  plans)  that have assets of $500,000 or more or 100 or more eligible participants.
See   "Availability  of  Class  N  shares"  in  the  Statement  of  Additional
Information  for other  circumstances  where Class N shares are  available for purchase.

A  contingent  deferred  sales  charge  of  1.0%  will  be  imposed  upon  the redemption of Class N shares, if:

o     The  group  retirement  plan is  terminated  or  Class N  shares  of all
   Oppenheimer  funds are  terminated as an investment  option of the plan and
   Class N shares  are  redeemed  within 18  months  after  the  plan's  first purchase of Class N shares of any Oppenheimer fund, or
o     With  respect  to an IRA or 403(b)  plan,  Class N shares  are  redeemed within 18  months of the  plan's  first  purchase  of Class N shares of any
   Oppenheimer fund.

      Retirement  plans that offer  Class N shares may impose  charges on plan participant  accounts.  The  procedures  for buying,  selling,  exchanging and transferring  the Fund's  other  classes of shares  (other than the time those orders must be received by the Distributor or OppenheimerFunds  Services,  the
Fund's  Transfer  Agent,  in  Colorado)  and  the  special  account   features
applicable to purchasers of those other classes of shares described  elsewhere in this  Prospectus  do not  apply to Class N shares  offered  through a group retirement plan. Instructions for buying, selling,  exchanging or transferring
Class N shares offered  through a group  retirement  plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose.  They may include insurance companies, registered investment companies and employee benefit plans.  Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares.  Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.
Service Plan for Class A Shares.  The Fund has adopted a Service Plan for
      Class A shares.  It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.  With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B shares and Class C shares and 0.25% on Class N shares.  The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expense by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price.  The
      Distributor retains the Class B asset-based sales charge.  See the
      Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price.  The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.  See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price.  The
      Distributor retains the asset-based sales charge on Class N shares.
      See the Statement of Additional Information for exceptions.

Special Investor Services
ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
   o  transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
   o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone.  PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.

Purchasing Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677.  You must have established
      AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677.

At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

   o  a U.S. bank, trust company, credit union or savings association,
   o  a foreign bank that has a U.S. correspondent bank,
   o  a U.S. registered dealer or broker in securities, municipal securities or government securities, or
   o  a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instructions that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check.  Up to $100,000 may be redeemed by telephone in any seven-day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.  This service is not available within 30 days of changing the address on an account.
Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW  CONTINGENT  DEFERRED SALES CHARGES  AFFECT  REDEMPTIONS.  If you purchase shares  subject  to a Class A,  Class B,  Class C or Class N  contingent deferred  sales  charge  and  redeem  any of  those  shares  during  the applicable  holding  period  for the  class of  shares,  the  contingent deferred  sales  charge will be deducted  from the  redemption  proceeds
      (unless you are  eligible for a waiver of that sales charge based on the
      categories   listed  in  Appendix  B  to  the  Statement  of  Additional
      Information  and you advise the Transfer Agent of your  eligibility  for the waiver when you place your redemption request).

      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
   o  the amount of your account value represented by an increase in net asset value over the initial purchase price,
   o  shares purchased by the reinvestment of dividends or capital gains distributions, or

   o  shares redeemed in the special circumstances described in Appendix B to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:
Written Exchange Requests.  Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative, or by using PhoneLink for automated exchanges by calling 1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s)
      and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
   o  Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The
      New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
   o  The interests of the Fund's  long-term  shareholders  and its ability to manage its  investments  may be adversely  affected  when its shares are
      repeatedly   bought  and  sold  in   response   to   short-term   market
      fluctuations--also  known as "market  timing." When large dollar amounts are  involved,  the  Fund  may have  difficulty  implementing  long-term investment  strategies,  because it cannot predict how much cash it will have to invest.  Market timing also may force the Fund to sell portfolio securities  at  disadvantageous  times to raise the cash needed to buy a
      market   timer's  Fund  shares.   These  factors  may  hurt  the  Fund's
      performance and its  shareholders.  When the Manager  believes  frequent trading would have a disruptive  effect on the Fund's  ability to manage its  investments,  the Manager and the Fund may reject  purchase  orders and  exchanges  into the Fund by any person,  group or account  that the
      Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
Effective September 27, 2002, a $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of
      September. See the Statement of Additional Information or visit the
      OppenheimerFunds website, to learn how you can avoid the fee and for circumstances when this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or through AccountLink (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the
      Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid  sending  duplicate  copies of materials to  households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual
      report  and  annual   notice  of  the   Fund's   privacy   policy  to
      shareholders  having  the same last name and  address  on the  Fund's records.  The consolidation of these mailings,  called  householding, benefits the Fund through reduced mailing expense.
      If you want to receive  multiple copies of these  materials,  you may call the Transfer  Agent at  1.800.225.5677.  You may also notify the
      Transfer  Agent  in  writing.   Individual  copies  of  prospectuses,
      reports and privacy  notices  will be sent to you  commencing  within
      30 days  after the  Transfer  Agent  receives  your  request  to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay those dividends to shareholders in December on a date selected by the Board of
Trustees. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuates, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment.  You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 CLASS A     YEAR ENDED SEPTEMBER 30,         2002      2001       2000
1999       1998
===============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period      $ 33.08   $ 66.77    $ 43.26   $
40.12     $ 51.72
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                          (.22)     (.19)      (.32)
(.28)       (.26)
 Net realized and unrealized gain (loss)     (4.62)   (20.66)     26.72
4.84      (10.37)

----------------------------------------------------
 Total from investment operations            (4.84)   (20.85)     26.40
4.56      (10.63)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain           --    (12.84)     (2.89)
(1.42)       (.97)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period             $28.24    $33.08     $66.77
$43.26      $40.12

====================================================

===============================================================================================
 Total Return, at Net Asset Value(1)        (14.63)%  (37.01)%    62.15%
11.59%     (20.78)%

===============================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands) $572,843  $754,082 $1,286,298
$750,394  $  945,972
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $753,304  $988,717 $1,176,289
$875,057  $1,215,780
-----------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment loss                         (0.74)%   (0.31)%    (0.47)%
(0.69)%     (0.51)%
 Expenses                                     1.45%     1.25%      1.15%
1.31%       1.18%(3)
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses                        1.42%     1.25%      1.15%
1.31%       1.18%
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                       143%      155%
224%       73%         82%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21    OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

 CLASS B     YEAR ENDED SEPTEMBER 30,         2002      2001       2000
1999       1998
===============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period      $ 30.46   $ 62.99    $ 41.22   $
38.58     $ 50.15
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                          (.91)     (.29)      (.47)
(.85)       (.55)
 Net realized and unrealized gain (loss)     (3.74)   (19.40)     25.13
4.91      (10.05)

----------------------------------------------------
 Total from investment operations            (4.65)   (19.69)     24.66
4.06      (10.60)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain           --    (12.84)     (2.89)
(1.42)       (.97)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period             $25.81    $30.46     $62.99
$41.22      $38.58

====================================================

===============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)        (15.27)%  (37.48)%    60.95%
10.73%     (21.37)%

===============================================================================================
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands) $154,657  $234,023   $423,689
$224,710    $265,687
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $223,215  $315,607   $371,643
$257,146    $319,197
-----------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 net investment loss                         (1.50)%   (1.07)%    (1.22)%
(1.45)%     (1.27)%
 Expenses                                     2.21%     2.01%      1.90%
2.07%       1.94%(3)
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses                        2.18%     2.01%      1.90%
2.07%       1.94%
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                       143%      155%
224%       73%         82%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying notes to financial statements.

22    OPPENHEIMER DISCOVERY FUND

 CLASS C     YEAR ENDED SEPTEMBER 30,         2002      2001       2000
1999       1998
===============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period      $ 31.10   $ 64.00    $ 41.85   $
39.15     $ 50.86
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                          (.59)     (.24)      (.24)
(.85)       (.55)
 Net realized and unrealized gain (loss)     (4.17)   (19.82)     25.28
4.97      (10.19)

----------------------------------------------------
 Total from investment operations            (4.76)   (20.06)     25.04
4.12      (10.74)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain           --    (12.84)     (2.89)
(1.42)       (.97)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period             $26.34    $31.10     $64.00
$41.85      $39.15

====================================================

===============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)        (15.31)%  (37.47)%    60.95%
10.73%     (21.34)%

===============================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)  $34,673   $44,404    $70,140
$27,413     $33,441
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $45,655   $56,301    $55,205
$31,971     $40,501
-----------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment loss                         (1.50)%   (1.07)%    (1.20)%
(1.45)%     (1.25)%
 Expenses                                     2.21%     2.01%      1.90%
2.07%       1.92%(3)
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses                        2.18%     2.01%      1.90%
2.07%       1.92%
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                       143%      155%
224%       73%         82%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23    OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 CLASS N     YEAR ENDED SEPTEMBER 30,                                2002
2001(1)
======================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                              $ 33.01
$ 39.11
--------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.30)     (.13)
 Net realized and unrealized loss
(4.60)    (5.97)

-------------------
 Total from investment operations
(4.90)    (6.10)
--------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain
--        --
--------------------------------------------------------------------------------------
 Net asset value, end of period                                     $28.11
$33.01

===================

======================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                (14.84)%
(15.60)%

======================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)
$2,236      $147
--------------------------------------------------------------------------------------
 Average net assets (in thousands)
$1,786      $105
--------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss
(0.97)%   (0.93)%
 Expenses
1.68%     1.55%
 Expenses, net of voluntary waiver of transfer agent fees
 and/or reduction to custodian expenses
1.65%     1.55%
--------------------------------------------------------------------------------------
 Portfolio turnover rate
143%      155%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.

2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24    OPPENHEIMER DISCOVERY FUND

 CLASS Y     YEAR ENDED SEPTEMBER 30,         2002      2001       2000
1999       1998
===============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period      $ 33.96   $ 68.06    $ 43.92   $
40.63    $ 52.17
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                          (.06)     (.17)      (.30)
(.17)      (.09)
 Net realized and unrealized gain (loss)     (4.82)   (21.09)     27.33
4.88     (10.48)

----------------------------------------------------
 Total from investment operations            (4.88)   (21.26)     27.03
4.71     (10.57)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain           --    (12.84)     (2.89)
(1.42)      (.97)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period             $29.08    $33.96     $68.06
$43.92     $40.63

====================================================

===============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)        (14.37)%  (36.88)%    62.68%
11.82%    (20.47)%

===============================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)  $38,444   $50,125    $87,131
$39,189    $39,664
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $50,275   $64,264    $76,635
$40,649    $44,859
-----------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment loss                         (0.43)%   (0.13)%    (0.11)%
(0.48)%    (0.15)%
 Expenses                                     1.26%     1.14%      0.80%
1.11%      0.81%(3)
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses                        1.11%     1.06%      0.80%
1.11%      0.81%
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                       143%      155%
224%       73%        82%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INFORMATION AND SERVICES

For More Information  on Oppenheimer Discovery Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

---------------------------------------------------------------------------------

By Telephone:                         Call OppenheimerFunds Services
                                      toll-free:
                                      1-800-CALL-OPP

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
By Mail:                              Write to:
                                      OppenheimerFunds Services
                                      P.O. Box 5270
                                      Denver, Colorado 80217-5270
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
On the Internet:                      You can send us a request by e-mail
                                      or read or down-load documents on the
                                      OppenheimerFunds web site:
                                      HTTP://WWW.OPPENHEIMERFUNDS.COM
                                      -------------------------------
---------------------------------------------------------------------------------

Information  about the Fund including the Statement of Additional  Information can be reviewed and copied at the SEC's Public  Reference  Room in Washington,
D.C.  Information  on  the  operation  of the  Public  Reference  Room  may be obtained by calling the SEC at  1.202.942.8090.  Reports and other information about the Fund are  available  on the  EDGAR  database  on the SEC's  Internet website at WWW.SEC.GOV.  Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:
[logo] OppenheimerFunds Distributor, Inc.

SEC File No. 811-4410               The Fund's shares are distributed by:
PR0500.001.1102               (logo)      OppenheimerFunds(R)
Printed on recycled paper.                Distributor, Inc.

                          Appendix to Prospectus of
                          Oppenheimer Discovery Fund

      Graphic material included in the Prospectus of Oppenheimer Discovery
Fund under the heading "Annual Total Returns (Class A)(% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Discovery
Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the past ten calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                Annual
Year                    Total
Ended                                           Returns

12/31/92                16.63%
12/31/93                17.84%
12/31/94                -11.18%
12/31/95                36.79%
12/31/96                14.79%
12/31/97                10.36%
12/31/98                -2.00%
12/31/99                 51.31%
12/31/00                -13.26%
12/31/01                -11.59%

Oppenheimer Discovery Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1-800-CALL-OPP (225.5677)

Statement of Additional Information dated November 22, 2002

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  November 22,  2002.  It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the
Fund's Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270, Denver,
Colorado  80217,  or by calling the  Transfer  Agent at the  toll-free  number shown above, or by downloading it from the  OppenheimerFunds  Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks.. 2

About Your Account

Financial Information About the Fund

ABOUT THE FUND
--------------

Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective,  the principal  investment  policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement of
Additional Information contains supplemental  information about those policies and risks and the types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc.,  can select for the Fund.  Additional  information is also  provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's Investment Policies.

The  composition  of the Fund's  portfolio and the  techniques  and strategies that the Manager uses in selecting  portfolio  securities will vary over time.
The  Fund  is not  required  to  use  all of  the  investment  techniques  and strategies  described  below  in  seeking  its  goal.  It may use  some of the special investment techniques and strategies at some times or not at all.

      |X| Cyclical  Opportunities.  The Fund might also seek to take advantage of changes in the business  cycle by investing in companies that are sensitive to those  changes if the  Manager  believes  they have growth  potential.  For example,  when the economy is  expanding,  companies in the consumer  durables
and   technology   sectors   might   benefit   and  offer   long-term   growth
opportunities.  Other cyclical industries include insurance,  for example. The fund  focuses on  seeking  growth  over the long term,  but could seek to take
tactical   advantage  of  short-term  market  movements  or  events  affecting particular issuers or industries.

      |X| Investments in Equity  Securities.  The Fund focuses its investments in equity  securities of small growth  companies.  Equity  securities  include
common  stocks,   preferred  stocks,  rights  and  warrants,   and  securities
convertible into common stock. The Fund's  investments will primarily  include stocks  of  companies  having a  market  capitalization  of up to $3  billion, generally measured at the time of the Fund's investment.  However, the Fund is not  required  to sell  securities  it  holds  of an  issuer  if the  issuer's capitalization exceeds $3 billion.

      The Fund can also  invest a  portion  of its  assets  in  securities  of issuers having a market  capitalization  greater than $3 billion. At times, in the Manager's view, the market may favor or disfavor  securities of issuers of a particular  capitalization  range.  Therefore  the Fund may change  relative
emphasis   on  its  equity   investments   in   securities   of  one  or  more
capitalization  ranges,  based upon the  Manager's  judgment of where the best market opportunities are to seek the Fund's objective.

      Growth  companies might be providing new products or services that could enable them to capture a dominant or important market position.  They may have a special area of expertise or the  capability to take advantage of changes in demographic  factors in a more  profitable way than larger,  more  established companies.

      Growth  companies  tend to  retain a large  part of their  earnings  for research,  development or investment in capital assets. Therefore, they do not tend to emphasize  paying  dividends,  and may not pay any  dividends for some time. They are selected for the Fund's portfolio  because the Manager believes the price of the stock will increase over the long term.

      Current income is not a criterion used to select  portfolio  securities.
However,  certain debt securities may be selected for the Fund's portfolio for defensive  purposes  (including debt securities that the Manager  believes may offer some opportunities for capital appreciation when stocks are disfavored).

      In general,  securities  of small-cap  issuers may be subject to greater
price   volatility  in  general  than  securities  of  large-cap  and  mid-cap companies.  Therefore,  to the degree that the Fund has investments in smaller capitalization  companies  at times of market  volatility,  the  Fund's  share price may fluctuate more. As noted below,  the Fund limits such investments in unseasoned small cap issuers.

            |_| Over-the-Counter  Securities.  Small-cap growth companies that are newer companies may offer greater  opportunities for capital  appreciation than securities of large, more established companies.  However,  securities of small-cap  companies  also involve  greater  risks than  securities  of larger companies.  Securities  of  small  capitalization  issuers  may be  traded  on securities exchanges or in the  over-the-counter  market. The over-the-counter markets,  both in the U.S. and abroad, may have less liquidity than securities exchanges.  That lack of  liquidity  can  affect the price the Fund is able to obtain  when it wants to sell a  security,  because if there are fewer  buyers and less demand for a particular security,  the Fund might not be able to sell it at an  acceptable  price or might  have to reduce  the price in  writing to accept in order to dispose of the security.

      In the U.S., the principal  over-the-counter  market is the NASDAQ Stock
Market,  Inc.,  which is regulated by the National  Association  of Securities
Dealers,  Inc.  It  consists  of an  electronic  quotation  system for certain securities,  and a  security  must  have at  least  two  market  makers  to be included in NASDAQ. There are other  over-the-counter  markets in the U.S., as well as those  abroad,  as long as a dealer is  willing  to make a market in a particular security.

            |_| Convertible Securities.  While some convertible securities are a form of debt  security,  in many cases their  conversion  feature  (allowing conversion into equity  securities) causes them to be regarded more as "equity equivalents."  As a result,  the  rating  assigned  to the  security  has less impact on the  Manager's  investment  decision  with  respect  to  convertible securities than in the case of non-convertible  debt fixed-income  securities.
To  determine  whether  convertible  securities  should be regarded as "equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor,  the convertible security can be exchanged  for a fixed  number of shares of common stock of the issuer,
(2)   whether  the  issuer of the  convertible  securities  has  restated  its earnings  per share of common  stock on a fully  diluted  basis
               (considering  the  effect  of  conversion  of  the  convertible securities), and
(3)   the extent to which the convertible  security may be a defensive "equity substitute,"  providing  the  ability  to  participate  in  any appreciation in the price of the issuer's common stock.

            |_|  Rights  and  Warrants.  The Fund can  invest in  warrants  or rights,  including  warrants and rights the Fund has acquired as part of units of  securities  or that are attached to other  securities  that the Fund buys.
Warrants  basically  are options to  purchase  equity  securities  at specific prices valid for a specific  period of time.  Their prices do not  necessarily move parallel to the prices of the underlying  securities.  Rights are similar to warrants,  but normally have a short duration and are distributed  directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive  no  dividends  and have no rights  with  respect to the assets of the issuer.

      |X| Foreign  Securities.  The Fund may purchase equity securities issued or  guaranteed  by  foreign  companies  or debt  securities  issued by foreign governments.  "Foreign  securities"  include  equity  and debt  securities  of companies  organized under the laws of countries other than the United States.
They  may  be  traded  on  foreign  securities  exchanges  or in  the  foreign over-the-counter markets.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts  or that are  listed  on a U.S.  securities  exchange  or traded  in the  U.S.  over-the-counter  markets  are not  considered  "foreign securities"  for the  purpose of the Fund's  investment  allocations.  That is because they are not subject to many of the special  considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to  invest  in  foreign  issuers  that  appear  to  offer  growth potential,  or in foreign  countries with economic policies or business cycles different  from  those of the U.S.,  or to reduce  fluctuations  in  portfolio value by taking  advantage  of  foreign  stock  markets  that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

      |_| Risks of Foreign  Investing.  Investments in foreign  securities may offer special  opportunities for investing but also present special additional
risks  and  considerations  not  typically   associated  with  investments  in
domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign  investments  due to changes in currency
         rates  or  currency  control   regulations  (for  example,   currency
         blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in foreign  countries  comparable  to those  applicable  to  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity on foreign  markets than in the
         U.S.;
o     less  governmental  regulation of foreign  issuers,  stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
         taxation,  political,  financial  or social  instability  or  adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,  U.S.   government   policies  have  discouraged  certain
investments abroad by U.S. investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      |_| Special Risks of Emerging Markets.  Emerging and developing  markets abroad may also offer  special  opportunities  for growth  investing  but have greater risks than more developed  foreign  markets,  such as those in Europe,
Canada,  Australia, New Zealand and Japan. There may be even less liquidity in
their  securities   markets,   and  settlements  of  purchases  and  sales  of
securities  may be subject to additional  delays.  They are subject to greater risks of  limitations  on the  repatriation  of income and profits  because of currency  restrictions imposed by local governments.  Those countries may also be subject to the risk of greater  political and economic  instability,  which can greatly affect the volatility of prices of securities in those countries.

      |X|  Portfolio  Turnover.  "Portfolio  turnover"  describes  the rate at which the Fund traded its  portfolio  securities  during its last fiscal year.
For  example,  if a fund  sold all of its  securities  during  the  year,  its portfolio  turnover rate would have been 100%. The Fund's  portfolio  turnover rate  will  fluctuate  from  year to year and the  Fund  may have a  portfolio turnover rate of more than 100% annually.

      Increased  portfolio  turnover  creates higher brokerage and transaction costs for the Fund,  which may reduce its overall  performance.  Additionally, the realization of capital gains from selling portfolio  securities may result in distributions  of taxable  long-term  capital gains to shareholders,  since the Fund will  normally  distribute  all of its capital  gains  realized  each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund  from  time  to time  can use the  types  of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times and at times may not use them.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act of 1940 (the "Investment Company Act") that apply to those types of investments.  For example, the Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

   Investing  in  another  investment  company  may  involve  the  payment  of substantial  premiums above the value of such investment  company's  portfolio securities  and is subject to limitations  under the  Investment  Company Act.
The Fund does not intend to invest in other  investment  companies  unless the
Manager  believes that the potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder  of an investment company,  the Fund would be subject to its  ratable  share of that  investment company's expenses,  including its advisory and administration  expenses.  The
Fund does not anticipate  investing a substantial  amount of its net assets in shares of other investment companies.

      |X|  Investing in Small,  Unseasoned  Companies.  The Fund can invest in securities  of small,  unseasoned  companies.  These are  companies  that have been in operation for less than three years,  including the  operations of any predecessors.  Securities of these companies are subject to greater volatility in their prices.  They may have a limited trading market,  which may adversely affect  the  Fund's  ability  to  dispose of them and can reduce the price the
Fund might be able to obtain  for them.  Other  investors  that own a security issued by a small,  unseasoned  issuer for which  there is  limited  liquidity might  trade  the  security  when the Fund is  attempting  to  dispose  of its holdings of that  security.  In that case the Fund might receive a lower price for its  holdings  than  might  otherwise  be  obtained.  The  Fund  currently intends  to invest  not more than 10% of its net  assets in those  securities.
The Manager might increase that limit, for example,  if it believes that these securities offer better capital appreciation  possibilities than those of more established  small-cap  companies.  These are more speculative  securities and can increase the Fund's overall portfolio risks.

      |X| Repurchase  Agreements.  The Fund can acquire  securities subject to repurchase  agreements.  It  might  do  so  for  liquidity  purposes  to  meet anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities  transactions,  or for temporary defensive  purposes,  as described below.

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit  requirements  set by the Fund's  Board of  Trustees  from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the  Fund's  limits on holding  illiquid  investments.  There is no limit  on the  amount  of the  Fund's  net  assets  that  may  be  subject  to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act, are  collateralized  by the underlying  security.  The Fund's  repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale  price on the  delivery  date,  the Fund may incur  costs in disposing of the collateral  and may  experience  losses if there is any delay
in  its   ability  to  do  so.  The  Manager   will  impose   creditworthiness
requirements  to  confirm  that  the  vendor  is  financially  sound  and will
continuously   monitor  the   collateral's   value.   They  must  meet  credit
requirements set by the Manager from time to time.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

      |X|  Illiquid  and  Restricted   Securities.   Under  the  policies  and
procedures   established  by  the  Fund's  Board  of  Trustees,   the  Manager
determines the liquidity of certain of the Fund's  investments.  To enable the
Fund to sell its holdings of a restricted  security not  registered  under the
Securities  Act of 1933,  the Fund may have to cause  those  securities  to be
registered.   The  expenses  of  registering   restricted  securities  may  be
negotiated  by the  Fund  with  the  issuer  at the  time  the  Fund  buys the securities.  When the Fund must arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse between the time the decision is made to sell the security and the time the security is  registered so that the Fund could sell it. The Fund would bear the risks of any  downward price fluctuation during that period.

      The  Fund  can  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities,  as stated in the Prospectus.  Those  percentage  restrictions are not fundamental  policies and do not limit purchases of restricted  securities that are eligible for sale to qualified  institutional  purchasers  under Rule
144A of the Securities Act of 1933, if those  securities  have been determined to be liquid by the Manager under Board-approved guidelines.  Those guidelines
take  into  account  the  trading   activity  for  such   securities  and  the
availability of reliable pricing  information,  among other factors.  If there is a lack of trading  interest in a particular Rule 144A security,  the Fund's holdings  of  that  security  may  be  considered  to  be  illiquid.  Illiquid securities include repurchase  agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X|  Loans  of  Portfolio  Securities.   To  raise  cash  for  liquidity
purposes,  the Fund can lend its portfolio securities to brokers,  dealers and other  types  of  financial  institutions  approved  by the  Fund's  Board  of
Trustees.   The  Fund  currently  does  not  intend  to  engage  in  loans  of securities  in the coming year,  but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

      There are some risks in connection  with  securities  lending.  The Fund might experience a delay in receiving additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The
Fund must receive collateral for a loan. Under current  applicable  regulatory requirements  (which are subject to  change),  on each  business  day the loan collateral  must be at least equal to the value of the loaned  securities.  It must  consist  of  cash,  bank  letters  of  credit,  securities  of the  U.S.
government or its agencies or instrumentalities,  or other cash equivalents in which  the Fund is  permitted  to  invest.  To be  acceptable  as  collateral, letters of credit must obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Either type of interest may be shared with the borrower. The Fund may  also  pay  reasonable  finder's,  custodian  and  administrative  fees in connection  with  these  loans.  The  terms  of the  Fund's  loans  must  meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days'  notice or in time to vote on any important matter.

      |X|  Borrowing for  Leverage.  The Fund may not borrow money,  except to
the  extent  permitted  under  the  Investment   Company  Act,  the  rules  or
regulations  thereunder or any exemption  therefrom  that is applicable to the
Fund,  as such statute,  rules or  regulations  may be amended or  interpreted from  time  to  time.  Borrowing  for  investment  purposes  is a  speculative technique known as "leverage."  Currently,  under the Investment  Company Act, borrowings  can be made only to the extent that the value of the Fund's  total assets, less its liabilities other than borrowings,  is equal to at least 300%
of all  borrowings  (including  the proposed  borrowing).  If the value of the
Fund's  assets fails to meet this 300% asset  coverage  requirement,  the Fund will reduce its debt  within  three days to meet this  requirement.  To do so, the Fund might have to sell a portion of its investments at a  disadvantageous price.

      The Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage.  Additionally, the Fund's net asset value per share might fluctuate  more than that of funds  that do not  borrow.  Currently,  the Fund does not  contemplate  using  this  technique,  but if it does so, it will not likely be to a substantial degree.

      |X|  Derivatives.  The  Fund  can  invest  in a  variety  of  derivative investments to seek income for liquidity needs or for hedging  purposes.  Some derivative  investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.  However, the Fund does not use,  and  does  not  currently  contemplate  using,  derivatives  or  hedging instruments to a significant degree.

      Some of the  derivative  investments  the  Fund  can use  include  "debt
exchangeable   for  common  stock"  of  an  issuer  or   "equity-linked   debt
securities"  of an issuer.  At maturity,  the debt  security is exchanged  for common  stock of the issuer or it is  payable in an amount  based on the price of the  issuer's  common  stock at the  time of  maturity.  Both  alternatives present a risk  that the  amount  payable  at  maturity  will be less than the principal  amount of the debt because the price of the  issuer's  common stock may not be as high as the Manager expected.

      |X| Hedging.  Although the Fund does not  anticipate  the  extensive use of hedging instruments,  the Fund can use hedging  instruments.  To attempt to protect  against  declines  in the market  value of the Fund's  portfolio,  to permit  the  Fund  to  retain  unrealized  gains  in the  value  of  portfolio securities which have  appreciated,  or to facilitate  selling  securities for investment reasons, the Fund could:
      |_|   sell futures contracts,
      |_|   buy puts on such futures or on securities, or
      |_|   write covered  calls on  securities or futures.  Covered calls may also be used to increase the Fund's income,  but the Manager does not expect to engage extensively in that practice.

      The Fund can use  hedging  to  establish  a position  in the  securities market as a temporary  substitute for  purchasing  particular  securities.  In that case the Fund would  normally  seek to purchase the  securities  and then terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the possibility  that its portfolio  securities would not be fully  included  in a rise in value of the  market.  To do so the
Fund could:
      |_| buy futures, or
      |_| buy calls on such futures or on securities.

      The Fund's  strategy of hedging with futures and options on futures will be incidental  to the Fund's  activities in the  underlying  cash market.  The particular hedging  instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed,  if those investment  methods are consistent with the Fund's investment  objective and are permissible under applicable regulations governing the Fund.

      |_| Futures.  The Fund can buy and sell futures contracts that relate to
(1)  broadly-based  stock  indices  (these  are  referred  to as "stock  index futures"),  (2) other broadly-based  securities indices (these are referred to as  "financial  futures"),  (3) debt  securities  (these  are  referred  to as
"interest rate  futures"),  (4) foreign  currencies  (these are referred to as
"forward   contracts"),   and  (5)  commodities  (these  are  referred  to  as
"commodity futures").

      A  broadly-based  stock  index is used as the  basis for  trading  stock index  futures.  They may in some  cases be based on  stocks of  issuers  in a particular  industry or group of  industries.  A stock index assigns  relative values to the common stocks included in the index and its value  fluctuates in response  to the  changes in value of the  underlying  stocks.  A stock  index cannot be purchased or sold directly.  Financial futures are similar contracts based on the  future  value of the  basket of  securities  that  comprise  the index.  These contracts  obligate the seller to deliver,  and the purchaser to take,  cash to settle the futures  transaction.  There is no delivery  made of the underlying  securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specified  type of debt  security to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract to close out the position.

      The Fund  can  invest a  portion  of its  assets  in  commodity  futures contracts.  Commodity  futures may be based upon commodities  within five main commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline
and  heating  oil;  (2)  livestock,   which  includes  cattle  and  hogs;  (3)
agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead, nickel, tin and zinc;  and (5) precious  metals,  which  includes  gold,  platinum and silver.  The Fund may purchase and sell commodity futures  contracts,  options on futures  contracts  and  options  and  futures on  commodity  indices  with respect to these five main  commodity  groups and the  individual  commodities within each group, as well as other types of commodities.

      No payment is paid or received by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited with the
Fund's  custodian bank in an account  registered in the futures broker's name.
However,  the  futures  broker  can gain  access to that  account  only  under specified  conditions.  As the future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized  by the Fund  for tax  purposes.  All  futures  transactions  (except forward  contracts) are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

      |_| Put and Call  Options.  The Fund can buy and sell  certain  kinds of put options ("puts") and call options ("calls"),  as explained below. The Fund can  write  (that  is,  sell)  puts.  The Fund  will not  write  puts if, as a result,  more  than 50% of the  Fund's  net  assets  would be  required  to be segregated to cover such put options.

            |_| Writing  Covered  Call  Options.  The Fund can write (that is, sell) covered calls on  securities,  indices or futures.  A call is covered if the Fund owns the security  subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating  liquid assets  to  enable  the  Fund  to  satisfy  its  obligation  if  the  call  is exercised.  Up to 25% of the Funds  total  assets  may be subject to calls the
Fund writes.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the underlying security to a purchaser of a corresponding  call on the same  security  during  the call  period at a fixed exercise price regardless of market price changes during the call period.  The call  period is usually  not more than nine  months.  The  exercise  price may differ  from the market  price of the  underlying  security.  The Fund has the risk of loss that the price of the underlying  security may decline during the call  period.  That risk may be offset to some  extent by the premium the Fund receives.  If the value of the investment  does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise price,  multiplied by a specified  multiple that determines the total value  of  the  call  for  each  point  of  difference.  If the  value  of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse  without  being  exercised.  In that case,  the Fund would keep the cash premium.

      The  Fund's  custodian,  or  a  securities  depository  acting  for  the custodian,  will act as the Fund's escrow agent, through the facilities of the
Options Clearing  Corporation ("OCC"), as to the investments on which the Fund has  written  calls  traded  on  exchanges  or as to other  acceptable  escrow securities.  In that way, no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration of the option or when the
Fund enters into a closing transaction.
      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund  wrote is more or less than the price of the call the Fund  purchases to  close  out the  transaction.  The Fund may  realize  a profit  if the call expires unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any such  profits  are considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

      The Fund may also write calls on a futures  contract  without owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  segregating an equivalent dollar amount of liquid assets. The Fund will segregate  additional liquid  assets if the value of the  segregated  assets drops below 100% of the current value of the future.  Because of this segregation  requirement,  in no circumstances  would  the  Fund's  receipt  of an  exercise  notice as to that future  require the Fund to deliver a futures  contract.  It would  simply put the  Fund in a short  futures  position,  which  is  permitted  by the  Fund's hedging policies.

      |_| Writing Put Options.  The Fund may sell put options. A put option on securities  gives  the  purchaser  the  right  to  sell,  and the  writer  the obligation to buy, the underlying  investment at the exercise price during the option period. The Fund will not write puts if, as a result,  more than 50% of the Fund's net assets would be required to be  identified  on the Fund's books to cover such put options.

      If the Fund  writes a put,  the put must be  covered  by  liquid  assets identified on the Fund's  books.  The premium the Fund receives from writing a put  represents a profit,  as long as the price of the  underlying  investment remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option  period to buy the  underlying investment from the buyer of the put at the exercise price,  even if the value of the  investment  falls  below  the  exercise  price.  If a put the Fund has written  expires  unexercised,  the Fund  realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is exercised,  the
Fund must fulfill its obligation to purchase the underlying  investment at the exercise  price.  That price  will  usually  exceed  the  market  value of the investment at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That  loss  will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the Fund will deposit in escrow liquid assets with a value equal to or greater  than the  exercise  price of the  underlying securities.  The Fund  therefore  forgoes the  opportunity  of  investing  the identified assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also  terminate  if,  before it  receives  an  exercise  notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for Federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

      |_|  Purchasing  Calls and Puts.  The Fund can purchase calls to protect against the possibility  that the Fund's  portfolio will not participate in an anticipated  rise in the securities  market.  When the Fund buys a call (other than in a closing purchase transaction),  it pays a premium. The Fund then has the right to buy the underlying  investment  from a seller of a  corresponding call on the same investment  during the call period at a fixed exercise price.
The Fund  benefits  only if it sells  the call at a profit or if,  during  the call period,  the market price of the  underlying  investment is above the sum of the call  price plus the  transaction  costs and the  premium  paid for the call and the Fund  exercises  the call. If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will  become  worthless  at its  expiration  date.  In that case the Fund will have paid the  premium  but lost the right to purchase the underlying investment.

      The  Fund  can buy  calls  on  securities,  or  indices,  or on  futures permitted by the Fund's other investment  policies.  The Fund can buy and sell futures  contracts  that relate to (1) stock indices (these are referred to as
"stock  index  futures"),  (2)  securities  indices  (these are referred to as
"financial futures"),  (3) debt securities (these are referred to as "interest rate  futures"),  (4) foreign  currencies  (these are  referred to as "forward contracts"),  and  (5)  commodities  (these  are  referred  to  as  "commodity futures").

      The Fund can buy puts on  securities,  on indices or on futures that are permitted  by the  Fund's  other  investment  policies.  The Fund can buy puts whether or not it holds the underlying  investment in its portfolio.  When the
Fund  purchases  a put, it pays a premium  and,  except as to puts on indices, has the  right to sell the  underlying  investment  to a seller  of a put on a corresponding  investment  during  the put period at a fixed  exercise  price.
Buying a put on  securities  or  futures  the Fund  owns  enables  the Fund to attempt to  protect  itself  during  the put  period  against a decline in the value of the  underlying  investment  below the exercise  price by selling the underlying  investment  at the exercise  price to a seller of a  corresponding put. If the market  price of the  underlying  investment  is equal to or above the exercise price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its expiration  date. In that case the Fund will have paid the  premium but lost the right to sell the  underlying  investment.
However,  the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

      When the Fund  purchases a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the index in question  (and thus on price  movements in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund can buy a put or call only if after the purchase,  the value of all call and put  options  held by the Fund will not  exceed 5% of the  Fund's total assets.

      |_| Risks of  Hedging  with  Options  and  Futures.  The use of  hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and options positions were not correlated with its other investments.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call,  or buys or sells an  underlying  investment in connection with the  exercise of a call or put.  Those  commissions  could be higher on a relative  basis  than the  commissions  for direct  purchases  or sales of the underlying  investments.  Premiums  paid for  options are small in relation to the market value of the  underlying  investments.  Consequently,  put and call options  offer large amounts of leverage.  The leverage  offered by trading in options  could  result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no assurance that a liquid secondary market will exist for any particular  option. The Fund might  experience  losses if it could not close out a  position  because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling  futures or purchasing puts on  broadly-based  indices or  futures  to  attempt  to  protect  against declines  in the value of the Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the  behavior of the cash prices of the Fund's  securities.  For example, it is possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market may  advance  and the value of the  securities  held in the
Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However, while this could occur for a very brief period or to a very small degree,  over time the value of a diversified  portfolio of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of the  portfolio  securities  being hedged and  movements in the price of the hedging  instruments,  the Fund  might use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might  do so if the  historical  volatility  of the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those markets.
First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional margin deposit
requirements,   investors  may  close  futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on participants  entering  into  offsetting  transactions  rather  than making or taking delivery.  To the extent  participants decide to make or take delivery, liquidity in the futures market could be reduced,  thus producing  distortion.
Third, from the point of view of speculators,  the deposit requirements in the futures  market are less onerous than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the purchase of individual securities  (long  hedging) by buying  futures  and/or calls on such  futures, broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities  because of concerns that the market might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

      |_| Forward  Contracts.  Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign  currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S.  dollar price of a security  denominated in a foreign  currency that the Fund has bought or sold, or to protect  against  possible losses from changes in the relative values of the U.S.  dollar  and a foreign  currency.  The Fund  limits its  exposure  in foreign currency  exchange  contracts in a particular  foreign currency to the amount of its assets  denominated  in that  currency  or a  closely-correlated currency.  The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies  other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward  contracts to protect  against  uncertainty  in the level of future  exchange  rates.  The use of forward  contracts  does not eliminate the risk of fluctuations in the prices of the underlying  securities the Fund owns or intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of loss  from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund  enters  into a  contract  for the  purchase  or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might desire to "lock-in"
the U.S.  dollar price of the security or the U.S.  dollar  equivalent  of the dividend payments.  To do so, the Fund could enter into a forward contract for the  purchase  or sale of the  amount  of  foreign  currency  involved  in the underlying  transaction,  in a fixed  amount of U.S.  dollars  per unit of the foreign currency.  This is called a "transaction hedge." The transaction hedge will  protect the Fund  against a loss from an adverse  change in the currency exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      The Fund could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer a  substantial  decline against the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the
Fund's portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S. dollar might suffer a substantial  decline against a  foreign  currency,  it could  enter  into a  forward  contract  to buy that foreign  currency for a fixed  dollar  amount.  Alternatively,  the Fund could enter into a forward  contract  to sell a  different  foreign  currency  for a fixed U.S.  dollar amount if the Fund  believes that the U.S.  dollar value of the foreign  currency to be sold  pursuant to its forward  contract  will fall whenever there is a decline in the U.S.  dollar value of the currency in which portfolio  securities  of the Fund are  denominated.  That is referred to as a
"cross hedge."

      The Fund will cover its short  positions  in these cases by  identifying to its custodian  bank assets having a value equal to the aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if the consummation  of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio  securities or other assets  denominated  in that  currency or another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions and transaction  costs, the Fund may  maintain a net  exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in  foreign currencies if the excess amount is "covered" by liquid securities  denominated in any  currency.  The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase  a call  option permitting  the Fund to purchase the amount of foreign  currency  being hedged by a forward  sale  contract at a price no higher  than the  forward  contract price. As another  alternative,  the Fund may purchase a put option permitting the Fund to sell the amount of foreign  currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise  matching of the amounts  under  forward  contracts  and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign currencies will change as a consequence  of market  movements  between  the date the  forward  contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the  security  and deliver  foreign  currency  to settle the  original purchase  obligation.  If the market  value of the  security  is less than the amount of foreign  currency the Fund is  obligated to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is, cash)
market to settle  the  security  trade.  If the market  value of the  security instead  exceeds  the  amount of foreign  currency  the Fund is  obligated  to deliver to settle the  trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

      The  projection of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging strategy is
highly  uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will not be  accurately  predicted,  causing  the Fund to sustain losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward  contracts  in  this  manner  might  reduce  the  Fund's performance  if there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the  security  and offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that contract the Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract requiring  it to  purchase a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount of the same  currency  on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an  offsetting  forward  contract  under either circumstance.  The  gain or loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually  entered into on a principal  basis,  no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although the Fund values its assets daily in terms of U.S.  dollars,  it does not intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert foreign  currency from time to time,  and will  incur  costs in doing so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize a profit  based on the  difference  between  the  prices  at  which  they  buy and  sell  various currencies.  Thus, a dealer might offer to sell a foreign currency to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

      |_| Regulatory  Aspects of Hedging  Instruments.  When using futures and options on futures,  the Fund is required to operate within certain guidelines and  restrictions  with  respect to the use of futures as  established  by the
Commodities Futures Trading Commission (the "CFTC").  In particular,  the Fund is exempted from  registration with the CFTC as a "commodity pool operator" if the Fund complies with the  requirements  of Rule 4.5 adopted by the CFTC. The
Rule does not limit the  percentage  of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging  position.
However,  under the Rule,  the Fund must limit its aggregate  initial  futures margin  and  related  options  premiums  to not more than 5% of the Fund's net assets  for  hedging  strategies  that are not  considered  bona fide  hedging strategies  under the Rule. The Fund limits the sum of all margin  deposits on futures  and  premiums  paid on  related  options  to 5% of the  Fund's  total assets.  Under the Rule,  the Fund must also use short  futures and options on futures  solely for bona fide hedging  purposes  within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were  written or  purchased on the same or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under the Investment  Company Act, when the Fund purchases a future,  it must maintain cash or readily  marketable  short-term  debt  instruments in an amount  equal to the market  value of the  securities  underlying  the future, less the margin deposit applicable to it.

      |_|  Tax  Aspects  of  Certain  Hedging  Instruments.   Certain  foreign
currency  exchange  contracts  in which the Fund may  invest  are  treated  as
"Section 1256 contracts"  under the Internal  Revenue Code. In general,  gains or  losses  relating  to  Section  1256  contracts  are  characterized  as 60%
long-term and 40% short-term capital gains or losses under the Code.  However, foreign  currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally  are  treated  as  ordinary  income or loss.  In addition,  Section 1256  contracts held by the Fund at the end of each taxable year are  "marked-to-market,"  and  unrealized  gains or losses are treated as though they were realized.  These contracts also may be  marked-to-market  for purposes  of  determining  the excise tax  applicable  to  investment  company distributions  and for other purposes under rules  prescribed  pursuant to the
Internal  Revenue  Code.  An election  can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain   forward   contracts   the  Fund  enters  into  may  result  in
"straddles"  for federal  income tax purposes.  The straddle  rules may affect the  character  and  timing of gains  (or  losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss  sustained  on the  disposition  of a position  making up a  straddle  is allowed  only to the extent  that the loss exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses are treated as ordinary income or loss:
(1)   gains or losses  attributable  to  fluctuations  in exchange  rates that
         occur   between  the  time  the  Fund   accrues   interest  or  other
         receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the time the Fund  actually  collects  such receivables or pays such liabilities, and
(2)   gains or losses  attributable  to fluctuations in the value of a foreign
         currency   between  the  date  of  acquisition  of  a  debt  security denominated  in  a  foreign  currency  or  foreign  currency  forward contracts and the date of disposition.

      Currency  gains and losses are offset against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss under the
Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's  investment  company income available for distribution to its shareholders.
      |X|  Temporary  Defensive   Investments.   When  market  conditions  are
unstable,  or the  Manager  believes  it is  otherwise  appropriate  to reduce holdings in stocks,  the Fund can invest in a variety of debt  securities  for defensive purposes.  The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the  redemption of Fund shares,  or to hold while  waiting  reinvest  cash  received  from  the  sale of  other  portfolio securities. The Fund can buy:
      o  high-quality    (rated   in   the   top    rating    categories    of
         nationally-recognized  rating  organizations or deemed by the Manager to be of comparable  quality),  short-term money market  instruments, including  those  issued by the U. S.  Treasury  or other  government agencies,
      o  commercial  paper   (short-term,   unsecured,   promissory  notes  of
         domestic or foreign  companies) rated in the top rating category of a nationally-recognized rating organization,
      o  debt obligations of corporate issuers,  rated investment grade (rated at least Baa by Moody's  Investors  Service,  Inc. or at least BBB by
         Standard  & Poor's  Corporation,  or a  comparable  rating by another rating organization),  or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
      o  referred stocks,
      o  certificates  of deposit and  bankers'  acceptances  of domestic  and foreign banks and savings and loan associations, and
      o  repurchase agreements.

      Short-term debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can normally be disposed of quickly, are not generally  subject to significant  fluctuations in principal value and their value will be less subject to interest rate risk than  longer-term  debt securities.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      o  67% or more of the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if  the  holders  of  more  than  50%  of  the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X| What are the Fund's Additional  Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.
o     The  Fund  cannot  buy  securities  or  other   instruments   issued  or
         guaranteed  by any one  issuer if more  than 5% of its  total  assets would be invested in securities or other  instruments  of that issuer or if it  would  then  own  more  than  10% of that  issuer's  voting securities.  This  limitation  applies  to 75% of  the  Fund's  total assets.  The limit  does not apply to  securities  issued by the U.S.
         government or any of its agencies or instrumentalities.
o     The  Fund  cannot  deviate  from  the  percentage  limitations  for  its investment  policies  described  as  "fundamental  policies"  in this
         Statement of Additional Information or in the Prospectus.
o     The Fund cannot make loans except (a) through  lending  securities in an amount  not to  exceed  25% of its  total  assets,  (b)  through  the purchase of debt  securities  or similar  evidences of  indebtedness,
         (c) through an interfund  lending program (if applicable)  with other affiliated  funds,  provided  that no such  loan may be made if, as a result,  the aggregate of such loans would exceed 331/3% of the value of its  total  assets  (taken  at  market  value  at the time of such loans), and (d) through repurchase agreements.
o     The Fund cannot  concentrate  investments.  That means it cannot  invest
         25% or more of its total assets in companies in any one industry.
o     The Fund cannot  underwrite  securities of other companies.  A permitted exception  is in case it is  deemed  to be an  underwriter  under the
         Securities Act of 1933 when reselling any securities  held in its own portfolio.

o     The Fund cannot  invest in real estate,  except to the extent  permitted
         under  the   Investment   Company  Act,  the  rules  or   regulations
         thereunder or any  exemption  therefrom,  as such  statute,  rules or regulations may be amended from time to time.

o     The Fund cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities  for  which  assets  of the  Fund are
         designated   as   segregated,   or  margin,   collateral   or  escrow
         arrangements  that are established to cover the related  obligations.
         Examples  of  those  activities  include  borrowing  money,   reverse
         repurchase agreements,  delayed-delivery and when-issued arrangements for portfolio securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

      |X|  Non-Fundamental  Investment  Restrictions.  The following operating policies  of the Fund  are not  fundamental  policies  and,  as  such,  may be changed,  provided such change is consistent  with the Investment  Company Act of 1940 and other  applicable  regulations by vote of a majority of the Fund's
Board   of   Trustees   without   shareholder   approval.   These   additional
restrictions provide that:

      o  The  Fund  cannot  invest  in  physical   commodities   or  commodity
      contracts;  however,  the Fund may: (1) buy and sell hedging instruments permitted by any of its other investment policies,  and (2) buy and sell options,  futures,  securities  or other  instruments  backed by, or the investment  return  from  which is  linked to  changes  in the price of, physical commodities.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only at the  time  the  Fund  makes  an  investment.  The  Fund  need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate  its investments as described above, the Fund has adopted the industry  classifications  set forth in  Appendix A to this  Statement  of  Additional  Information.  This is not a fundamental policy.

How the Fund is Managed

Organization  and  History.  The Fund is an open-end,  diversified  management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial interest.  The Fund was organized as a Massachusetts business trust in 1985.

      The Fund is governed by a Board of Trustees,  which is  responsible  for
protecting  the  interests  of  shareholders  under   Massachusetts  law.  The
Trustees  meet  periodically   throughout  the  year  to  oversee  the  Fund's
activities,  review its  performance,  and review the actions of the  Manager.
Although the Fund will not normally hold annual meetings of its  shareholders, it may hold shareholder  meetings from time to time on important matters,  and shareholders  have the right to call a meeting  to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

Classes of Shares. The Trustees are authorized,  without shareholder approval, to create new  series and  classes of  shares.  The  Trustees  may  reclassify unissued shares of the Fund into additional  series or classes of shares.  The
Trustees  also may divide or  combine  the shares of a class into a greater or
lesser  number  of  shares  without  changing  the  proportionate   beneficial
interest of a shareholder in the Fund.  Shares do not have  cumulative  voting rights or preemptive  or  subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain
institutional investors may elect to purchase Class Y shares.   Each class of
shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required  to hold,  and does not plan to  hold,  regular  annual  meetings  of shareholders.  The Fund  will  hold  meetings  when  required  to do so by the
Investment  Company  Act or other  applicable  law.  It will also do so when a shareholder  meeting is called by the  Trustees or upon proper  request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee  Liability.  The Fund's  Declaration of Trust contains an express  disclaimer  of  shareholder  or Trustee  liability  for the Fund's obligations.  It  also  provides  for  indemnification  and  reimbursement  of expenses  out of the  Fund's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Fund  shall  assume  the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Fund  and  shall  satisfy  any judgment  on  that  claim.  Massachusetts  law  permits  a  shareholder  of  a business trust (such as the Fund) to be held personally  liable as a "partner"
under certain  circumstances.  However,  the risk that a Fund shareholder will incur  financial  loss from being held  liable as a  "partner"  of the Fund is limited  to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the
Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Study Committee and a
Proxy Committee.  The members of the Audit Committee are Kenneth Randall
(Chairman), Benjamin Lipstein and Edward Regan.  The Audit Committee held three meetings during the Fund's fiscal year ended September 30, 2002. The
Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

      The members of the Study Committee are Benjamin Lipstein (Chairman),
Robert Galli and Elizabeth Moynihan.  The Study Committee held six meetings during the Fund's fiscal year ended September 30, 2002. The Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Committee's charter.

      The members of the Proxy Committee are Edward Regan (Chairman), Russell
Reynolds and Clayton Yeutter.  The Proxy Committee held one meeting during the Fund's fiscal year ended September 30, 2002.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an independent trustee of the Fund ("Independent Trustee"). Mr.
Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following publicly offered Oppenheimer funds (referred to as "Board I Funds"):

                                        Oppenheimer
                                        International
                                        Growth
Oppenheimer California Municipal Fund   Fund
                                        Oppenheimer
                                        International
                                        Small
                                        Company
Oppenheimer Capital Appreciation Fund   Fund
                                        Oppenheimer
                                        Money
                                        Market
                                        Fund,
Oppenheimer Capital Preservation Fund   Inc.
                                        Oppenheimer
                                        Multiple
                                        Strategies
Oppenheimer Developing Markets Fund     Fund
                                        Oppenheimer
                                        Multi-Sector
                                        Income
Oppenheimer Discovery Fund              Trust
                                        Oppenheimer
                                        Multi-State
                                        Municipal
Oppenheimer Emerging Growth Fund        Trust
                                        Oppenheimer
                                        Municipal
                                        Bond
Oppenheimer Emerging Technologies Fund  Fund
                                        Oppenheimer
                                        New
                                        York
                                        Municipal
Oppenheimer Enterprise Fund             Fund
                                        Oppenheimer
                                        Series
                                        Fund,
Oppenheimer Europe Fund                 Inc.
                                        Oppenheimer
                                        Trinity
                                        Core
Oppenheimer Global Fund                 Fund
                                        Oppenheimer
                                        Trinity
                                        Large
                                        Cap
                                        Growth
Oppenheimer Global Growth & Income Fund Fund
                                        Oppenheimer
                                        Trinity
Oppenheimer  Gold  &  Special  Minerals Value
Fund                                    Fund
                                        Oppenheimer
                                        U.S.
                                        Government
Oppenheimer Growth Fund                 Trust

                                                                                 ----

      In  addition  to being a  trustee
or director  of the Board I Funds,  Mr.
Galli is also a director  or trustee of
10    other     portfolios    in    the
OppenheimerFunds  complex.  Present  or
former  officers,  directors,  trustees
and  employees  (and  their   immediate
family   members)  of  the  Fund,   the
Manager   and   its   affiliates,   and
retirement  plans  established  by them
for their  employees  are  permitted to
purchase  Class A  shares  of the  Fund
and the other  Oppenheimer funds at net
asset value without  sales charge.  The
sales  charges  on  Class A  shares  is
waived  for that  group  because of the
economies of sales efforts  realized by
the Distributor.

      Messrs.    Murphy,     Masterson,
Molleur, Stevlingson,  Vottiero, Wixted
and Zack, and Mses. Bechtolt,  Feld and
Ives  and  respectively  hold  the same
offices  with one or more of the  other
Board I Funds as with the  Fund.  As of
October  29,  2002,  the  Trustees  and
officers  of  the  Fund,  as  a  group,
owned of  record or  beneficially  less
than 1% of each  class of shares of the
Fund. The foregoing  statement does not
reflect  ownership  of  shares  of  the
Fund  held  of  record  by an  employee
benefit  plan  for   employees  of  the
Manager,    other   than   the   shares
beneficially  owned  under  the plan by
the officers of the Fund listed  above.
In addition, each Independent Trustee,
and his or her family members, do not
own securities of either the Manager
or Distributor of the Board I Funds or
any person directly or indirectly
controlling, controlled by or under
common control with the Manager or
Distributor.

|X|   Affiliated Transactions and
Material Business Relationships. Mr.
Reynolds has reported he has a
controlling interest in The
Directorship Search Group, Inc. ("The
Directorship Search Group"), a
director recruiting firm that provided
consulting services to Massachusetts
Mutual Life Insurance Company (which
controls the Manager) for fees
aggregating $110,000 from January 1,
2000 through December 31, 2001, an
amount representing less than 5% of
the annual revenues of The
Directorship Search Group, Inc. Mr.
Reynolds estimates that The
Directorship Search Group will bill
Massachusetts Mutual Life Insurance
Company $150,000 for services to be
provided during the calendar year
2002.

      The Independent Trustees have
unanimously (except for Mr. Reynolds,
who abstained) determined that the
consulting arrangements between The
Directorship Search Group, Inc. and
Massachusetts Mutual Life Insurance
Company were not material business or
professional relationships that would
compromise Mr. Reynolds' status as an
Independent Trustee. Nonetheless, to
assure certainty as to determinations
of the Board and the Independent
Trustees as to matters upon which the
Investment Company Act or the rules
thereunder require approval by a
majority of Independent Trustees, Mr.
Reynolds will not be counted for
purposes of determining whether a
quorum of Independent Trustees was
present or whether a majority of
Independent Trustees approved the
matter.

The address of each Trustee in the
chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each
Trustee serves for an indefinite term,
until his or her resignation,
retirement, death or removal.

         Independent Trustees

                                                                                 ----
-------------------------------------------------------------------------------------

Name,               Principal Occupation(s) During Past 5    Dollar      Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                   Range of    Any of the
Position(s) Held    Other Trusteeships/Directorships Held    Shares      Oppenheimer
with Fund,          by Trustee;                              BeneficiallyFunds
Length of Service,  Number of Portfolios in Fund Complex     Owned in    Overseen
Age                 Currently Overseen by Trustee            the Fund    by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                             As of December 31, 2001

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Leon Levy,          General  Partner (since 1982) of Odyssey $0          None
Chairman of the     Partners, L.P. (investment  partnership)
Board of Trustees,  and  Chairman of the Board  (since 1981)
Trustee since 1985  of Avatar  Holdings,  Inc.  (real estate
Age: 77             development).  Oversees 31 portfolios in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli,    A   trustee   or   director   of   other $0          Over
Trustee since 1993  Oppenheimer    funds.    Formerly   Vice             $100,000
Age: 69             Chairman  (October  1995-December  1997)
                    of the Manager.  Oversees 41  portfolios
                    in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip A.          The   Director   (since   1991)  of  the $0          Over
Griffiths,          Institute     for    Advanced     Study,             $100,000
Trustee, since 1999 Princeton,  N.J.,  director (since 2001)
Age: 64             of  GSI  Lumonics  and a  member  of the
                    National   Academy  of  Sciences  (since
                    1979);     formerly    (in    descending
                    chronological   order)  a  director   of
                    Bankers Trust  Corporation,  Provost and
                    Professor   of   Mathematics   at   Duke
                    University,   a  director   of  Research
                    Triangle Institute,  Raleigh,  N.C., and
                    a Professor  of  Mathematics  at Harvard
                    University.  Oversees 31  portfolios  in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Benjamin Lipstein,  Professor  Emeritus of Marketing,  Stern $10,001-    Over
Trustee since 1985  Graduate      School     of     Business $50,000     $100,000
Age: 79             Administration,   New  York  University.
                    Oversees    31    portfolios    in   the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joel W. Motley,     Director (January 2002-present),         $None1      None1
Trustee since 2002  Columbia Equity Financial Corp.
Age: 50             (privately-held financial adviser);
                    Managing Director (January
                    2002-present), Carmona Motley, Inc.
                    (privately-held financial adviser);
                    Formerly he held the following
                    positions: Managing Director (January
                    1998-December 2001), Carmona Motley
                    Hoffman Inc. (privately-held financial
                    adviser); Managing Director (January
                    1992-December 1997), Carmona Motley &
                    Co. (privately-held financial adviser).
                    Oversees 31 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Elizabeth B.        Author and  architectural  historian;  a $1-$10,000  $50,001-$100,000
Moynihan,           trustee of the Freer  Gallery of Art and
Trustee since 1992  Arthur M. Sackler  Gallery  (Smithsonian
Age: 73             Institute),   Trustees  Council  of  the
                    National  Building  Museum;  a member of
                    the   Trustees   Council,   Preservation
                    League of New York  State.  Oversees  31
                    portfolios   in   the   OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kenneth A.          A director of Dominion  Resources,  Inc. Over        Over
Randall, Trustee    (electric  utility holding  company) and $100,000    $100,000
since 1985          Prime   Retail,    Inc.   (real   estate
Age: 75             investment  trust);  formerly a director
                    of  Dominion  Energy,   Inc.   (electric
                    power   and   oil   &   gas   producer),
                    President  and Chief  Executive  Officer
                    of   The    Conference    Board,    Inc.
                    (international   economic  and  business
                    research)  and a director of  Lumbermens
                    Mutual   Casualty   Company,    American
                    Motorists    Insurance    Company    and
                    American  Manufacturers Mutual Insurance
                    Company.  Oversees 31  portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward V. Regan,    President,   Baruch  College,   CUNY;  a $1- $10,000 $50,001-$100,000
Trustee since 1993  director   of   RBAsset   (real   estate
Age: 72             manager);   a  director  of   OffitBank;
                    formerly Trustee,  Financial  Accounting
                    Foundation   (FASB  and  GASB),   Senior
                    Fellow   of   Jerome   Levy    Economics
                    Institute,  Bard  College,  Chairman  of
                    Municipal  Assistance   Corporation  for
                    the City of New  York,  New  York  State
                    Comptroller  and  Trustee  of  New  York
                    State   and   Local   Retirement   Fund.
                    Oversees 31 investment  companies in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Russell S.          Chairman    (since    1993)    of    The $0          $10,001-$50,000
Reynolds, Jr.,      Directorship    Search    Group,    Inc.
Trustee since 1989  (corporate   governance  consulting  and
Age: 70             executive  recruiting);  a life  trustee
                    of   International   House   (non-profit
                    educational    organization),    and   a
                    trustee  (since  1996) of the  Greenwich
                    Historical    Society.    Oversees    31
                    portfolios   in   the   OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Donald W. Spiro,    Chairman  Emeritus  (since January 1991) Over        Over
Vice Chairman of    of  the  Manager.  Formerly  a  director $100,000    $100,000
the Board of        (January   1969-August   1999)   of  the
Trustees,           Manager.  Oversees 31  portfolios in the
Trustee since 1985  OppenheimerFunds complex.
Age: 76

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Clayton K.          Of  Counsel   (since   1993),   Hogan  & $0          $50,001-$100,000
Yeutter, Trustee    Hartson    (a    law    firm).     Other
since 1991          directorships:  Caterpillar, Inc. (since
Age: 71             1993)  and   Weyerhaeuser   Co.   (since
                    1999).  Oversees  31  portfolios  in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------

                           Interested Trustee and Officer

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service   Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2001

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,     Chairman,  Chief  Executive  Officer  and $0            Over
President and       director  (since June 2001) and President             $100,000
Trustee,            (since  September  2000) of the  Manager;
Trustee since 2001  President  and a  director  or trustee of
Age: 53             other Oppenheimer funds;  President and a
                    director    (since    July    2001)    of
                    Oppenheimer    Acquisition   Corp.   (the
                    Manager's  parent holding company) and of
                    Oppenheimer  Partnership  Holdings,  Inc.
                    (a  holding  company  subsidiary  of  the
                    Manager);   a  director  (since  November
                    2001)  of  OppenheimerFunds  Distributor,
                    Inc.  (a   subsidiary  of  the  Manager);
                    Chairman  and  a  director   (since  July
                    2001) of Shareholder  Services,  Inc. and
                    of Shareholder  Financial Services,  Inc.
                    (transfer   agent   subsidiaries  of  the
                    Manager);   President   and  a   director
                    (since  July  2001)  of  OppenheimerFunds
                    Legacy   Program  (a   charitable   trust
                    program  established  by the Manager);  a
                    director  of  the   investment   advisory
                    subsidiaries   of   the   Manager:    OFI
                    Institutional Asset Management,  Inc. and
                    Centennial Asset  Management  Corporation
                    (since November 2001),  HarbourView Asset
                    Management  Corporation  and OFI  Private
                    Investments,   Inc.  (since  July  2001);
                    President  (since November 1, 2001) and a
                    director    (since    July    2001)    of
                    Oppenheimer Real Asset Management,  Inc.;
                    a  director   (since  November  2001)  of
                    Trinity  Investment  Management Corp. and
                    Tremont   Advisers,    Inc.   (Investment
                    advisory   affiliates  of  the  Manager);
                    Executive Vice President  (since February
                    1997)  of   Massachusetts   Mutual   Life
                    Insurance  Company (the Manager's  parent
                    company);  a director  (since  June 1995)
                    of   DLB   Acquisition   Corporation   (a
                    holding  company  that owns the shares of
                    David  L.   Babson  &   Company,   Inc.);
                    formerly,    Chief   Operating    Officer
                    (September   2000-June   2001)   of   the
                    Manager;  President and trustee (November
                    1999-November   2001)   of   MML   Series
                    Investment     Fund    and     MassMutual
                    Institutional Funds (open-end  investment
                    companies);    a   director    (September
                    1999-August  2000) of C.M. Life Insurance
                    Company;   President,   Chief   Executive
                    Officer    and    director     (September
                    1999-August  2000) of MML Bay State  Life
                    Insurance   Company;   a  director  (June
                    1989-June  1998) of Emerald  Isle Bancorp
                    and    Hibernia     Savings    Bank    (a
                    wholly-owned  subsidiary  of Emerald Isle
                    Bancorp).  Oversees 69  portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: Messrs.
Molleur and Zack and Mses. Feld and Stevlingson is 498 Seventh Avenue, New
York, NY 10018, Messrs. Masterson, Vottiero and Wixted and Mses. Bechtolt and
Ives is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her resignation, death or removal.

-------------------------------------------------------------------------------------

                                Officers of the Fund

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund, Length of
Service,
Age

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jayne M. Stevlingson,   Vice  President  (since  August  1999)  of the  Manager;  an
Vice President and      officer  of 1  portfolio  in the  OppenheimerFunds  complex;
Portfolio Manager       formerly a small-cap  growth  fund  portfolio  manager  with
since                   Morgan  Stanley Dean Witter  Advisors,  Inc.  (October 1992-
Age:  42                July 1999).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer, Principal    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Financial and           Asset Management  Corporation,  Shareholder Services,  Inc.,
Accounting Officer      Oppenheimer Real Asset Management  Corporation,  Shareholder
since 1999              Financial Services,  Inc., Oppenheimer Partnership Holdings,
Age: 43                 Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds    International   Ltd.   and   Oppenheimer
                        Millennium Funds plc (since May 2000) and OFI  Institutional
                        Asset Management,  Inc. (since November 2000) (offshore fund management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002;  formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 39                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 85 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 85
Age: 39                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 54                 director   (since   November   2001)   of   OppenheimerFunds
                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and Oppenheimer  Millennium Funds plc (October 1997-November
                        2001).  An officer of 85 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip T. Masterson,    Vice President and Assistant Counsel of the Manager (since
Assistant Secretary     July 1998); formerly, an associate with Davis, Graham, &
since 2002              Stubbs LLP (January 1997-June 1998). An officer of 85
Age: 38                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 82
Age: 45                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 44                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President and Assistant  Counsel  (since June 1998) of
Assistant Secretary     the    Manager;    Vice    President    (since    1999)   of
since 2001              OppenheimerFunds  Distributor,   Inc.;  Vice  President  and
Age: 36                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  Assistant  Vice  President  and
                        Assistant  Counsel of the Manager (August  1997-June  1998);
                        Assistant Counsel of the Manager (August  1994-August 1997).
                        An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      |X|  Remuneration  of Trustees.  The officers of the Fund and one of the
Trustees of the Fund (Mr.  Murphy) who are affiliated with the Manager receive no salary or fee from the Fund.  The  remaining  Trustees of the Fund received the  compensation  shown below from the Fund with respect to the Fund's fiscal year ended September 30, 2002. The compensation  from all of the Board I Funds
(including the Fund) represents  compensation received as a director,  trustee or member of a committee of the Board during the calendar year 2001.

 --------------------------------------------------------------------------------------

                           As of Fiscal    As of December
                            Year Ended     31, 2001
                              9/30/02

 Trustee's Name
 and Other Positions

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

                                                        Estimated
                                        Retirement      Annual         Total
                                        Benefits        Retirement     Compensation
                      Aggregate         Accrued as Part Benenfits      from all
                      Compensation      of Fund         Paid at        New York based
                      From Fund1        Expenses6       Retirement     Oppenheimer
                                                        from all       Funds (33
                                                        Board I Funds  Funds)2
                                                        (33 Funds )

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Leon Levy                          $6,587               $0           $133,352                                                                       $173,700
 Chairman

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Robert G. Galli 3                  $4,011           $5,280            $55,678                                                                       $202,886
 Study Committee Member

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Phillip A. Griffiths4              $2,082           $1,258            $10,256                                                                        $54,889

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Benjamin Lipstein                  $5,694           $1,695           $115,270                                                                       $150,152
 Study Committee
 Chairman
 Audit Committee Member

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Joel W. Motley                         $0               $0                 $0                                                                             $0

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Elizabeth B. Moynihan              $4,011           $6,416            $57,086                                                                       $105,760
 Study Committee Member

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Kenneth A. Randall                 $3,679           $1,346            $74,471                                                                        $97,012
 Audit Committee
 Chairman

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Edward V. Regan                    $3,639           $3,381            $46,313                                                                        $95,960
 Proxy Committee
 Chairman Audit
 Committee Member

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Russell S. Reynolds,               $2,722           $3,745            $48,991                                                                        $71,792
 Jr.
 Proxy Committee Member

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Donald W. Spiro                    $2,430           $1,548             $9,396                                                                        $64,080

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------

 Clayton K. Yeutter 5               $2,723           $3,497            $36,372                                                                        $71,792
 Proxy Committee Member

 --------------------------------------------------------------------------------------

    1.Aggregate  compensation  from  the  Fund  includes  fees  and  deferred compensation, if any.
   2. Estimated annual retirement benefits paid at retirement is based on a straight life payment plan election. The amount for Mr. Galli includes
      $24,989 for serving as a trustee or director of 10 Oppenheimer funds that are not Board I Funds.
   3. Includes $97,126 for Mr. Galli for serving as trustee or director of 10
Oppenheimer funds that are not Board I Funds.
   4. Aggregate compensation from the Fund includes $2,082 deferred under
Deferred Compensation Plan described below.
   5. Aggregate compensation from the Fund includes $681 deferred under
Deferred Compensation Plan described below.
  6.  Elected  to the  Board  on  October  10,  2002  and  therefore  did not receive any compensation.

      |X|  Retirement  Plan for  Trustees.  The Fund has adopted a  retirement plan that  provides for payments to retired  Trustees.  Payments are up to 80%
of the average  compensation  paid during a Trustee's five years of service in which the highest  compensation was received.  A Trustee must serve as trustee for any of the Board I Oppenheimer  funds for at least 15 years to be eligible for the maximum  payment.  Each Trustee's  retirement  benefits will depend on the  amount of the  Trustee's  future  compensation  and  length  of  service.
Therefore the amount of those benefits  cannot be determined at this time, nor can we estimate  the number of years of credited  service that will be used to determine those benefits.

      |X| Deferred  Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred  Compensation Plan for disinterested  trustees that enables them to elect to defer  receipt of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the  Trustee  under the plan will be  determined based upon the performance of the selected funds.

      Deferral of  Trustees'  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  or net  income per share.  The plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the  Securities and Exchange  Commission,  the Fund may invest in the funds selected by the Trustee  under the plan without  shareholder  approval for the limited  purpose  of  determining  the  value of the  Trustee's  deferred  fee account.

      |X| Major  Shareholders.  As of  October  29,  2002 no  person  owned of record or was known by the Fund to own  beneficially  5% or more of the Fund's outstanding  Class A, Class B,  Class C, Class N or Class Y shares  except the following:

Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers,
Attn Fund Administration, 4800 Deer Lake Drive, Third Floor, Jacksonville,
Florida 32246-6484 which owned 1,855,272.23 Class A shares (9.31% of the
Class A shares then outstanding).

Merrill  Lynch Pierce Fenner & Smith,  for the sole benefit of its  customers,
Attention  Fund  Administration,  4800  Deer Lake  Drive  East,  Third  Floor,
Jacksonville,  Florida  32246-6484 which owned 8,882.16 Class N shares (10.89%
of the Class N shares then outstanding).

RPSS TR Mull Group 401k PSP,  Attn:  Diana  Lontz,  P. O. Box 6561,  Wheeling,
West Virginia  26003-0627,  which owned  7,029.98 Class N shares (8.62% of the
Class N shares then outstanding).

RPSS TR Air Academy Federal Credit Union,  401k Plan, Attn: Lisa  Passalacqua,
1355 Kelly Johnson  Boulevard,  Colorado  Springs,  Colorado  80920-3907 which owned 5,746.13 Class N shares (7.04% of the Class N shares then outstanding).

North American Watch Corp,  Deferred  Compensation  Plan, 1 HSBC Center,  17th
Floor,  Buffalo,  New York  14203-2842  which  owned  8,016.03  Class N shares
(9.83% of the Class N shares then outstanding).

OppenheimerFunds  Capital  Accumulation Plan,  Attention MML037, 200 Clarendon
Street, 16th Floor,  Boston,  Massachusetts  02116-5021 which owned 133,641.50
Class N shares (10.27% of the Class N shares then outstanding).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a
Code of  Ethics.  It is  designed  to detect  and  prevent  improper  personal trading  by  certain  employees,  including  portfolio  managers,  that  would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include  persons with  knowledge of the  investments  and  investment intentions  of the Fund and other funds  advised by the  Manager.  The Code of
Ethics  does  permit  personnel  subject to the Code to invest in  securities, including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed with the  Securities  and  Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C. You can obtain information  about the hours of  operation  of the  Public  Reference  Room by calling  the SEC at  1-202-942-8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR database at the
SEC's Internet website at www.sec.gov.  Copies may be obtained, after paying a duplicating  fee,  by  electronic  request at the  following  E-mail  address:
publicinfo@sec.gov.,  or by writing  to the SEC's  Public  Reference  Section,
Washington, D.C. 20549-0102.

      |X| The Investment Advisory  Agreement.  The Manager provides investment advisory  and  management  services to the Fund under an  investment  advisory agreement  between the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its day-to-day  business.  The portfolio manager  of the Fund is  employed  by the  Manager  and is the  person  who is
principally   responsible   for  the  day-to-day   management  of  the  Fund's
portfolio.  Other members of the Manager's  Equity  Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the
Manager to provide and supervise  the  activities  of all  administrative  and clerical personnel required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance of records with  respect to its  operations,  the  preparation  and  filing of  specified reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories  relate  to  interest,   taxes,   brokerage
commissions,  fees to certain  Trustees,  legal and audit expenses,  custodian and transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager are  calculated  at the rates  described  in the  Prospectus,  which are  applied to the assets of the
Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative proportion of the Fund's net assets represented by that class.

          ---------------------------------------------------------
                                        Management Fees Paid to
           Fiscal Year ended 9/30:      OppenheimerFunds, Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
                     2000                     $10,861,232
          ---------------------------------------------------------
          ---------------------------------------------------------
                     2001                     $ 9,387,311
          ---------------------------------------------------------
          ---------------------------------------------------------

                     2002                     $7,289,903

          ---------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains for any investment,  adoption of any investment policy, or the purchase,  sale or retention of any security.

      The agreement  permits the Manager to act as investment  advisor for any other  person,  firm or  corporation  and to use  the  name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment advisor  or  general  distributor.  If the  Manager  shall  no  longer  act as investment  advisor to the Fund,  the  Manager may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

|X|   Annual Approval of Investment Advisory Agreement. Each year, the Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement. The Investment
Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
   Fund from its relationship with the Manager; and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
   General Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange
   Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange the
portfolio   transactions  for  the  Fund.  The  advisory   agreement  contains
provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers that the Manager  thinks,  in its best judgment based on all relevant  factors will implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive commission bidding.  However, it is expected to be aware of the  current  rates of eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement,  the Manager may select brokers
(other than  affiliates) that provide  brokerage and/or research  services for the Fund and/or the other  accounts  over which the Manager or its  affiliates have  investment  discretion.  The  commissions  paid to such  brokers  may be higher than another  qualified  broker would  charge,  if the Manager  makes a good  faith  determination  that  the  commission  is fair and  reasonable  in relation  to the  services  provided.  Subject to those  considerations,  as a factor  in  selecting  brokers  for the  Fund's  portfolio  transactions,  the
Manager  may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based upon  recommendations  from the
Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  commissions  and therefore would not have the benefit of negotiated
commissions  available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions in listed  securities or for certain  fixed-income agency transactions in the secondary market.  Otherwise brokerage  commissions are paid only if it appears  likely that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment  policies  similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which  could  affect the supply and price of the securities.  If two or more funds advised by the Manager purchase the same  security  on the same day  from the same  dealer,  the  transactions under  those  combined  orders  are  averaged  as to price  and  allocated  in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt  obligations  are principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund normally deals  directly  with the  selling or  purchasing  principal  or market  maker unless  the  Manager  determines  that a  better  price  or  execution  can be obtained by using the services of a broker.  Purchases of portfolio securities from  underwriters  include a commission or  concession  paid by the issuer to the  underwriter.  Purchases from dealers include a spread between the bid and asked  prices.  The Fund seeks to obtain  prompt  execution of these orders at the most favorable net price.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service  also  assists  the  Manager  in  a  non-research  capacity  (such  as bookkeeping or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The Board of Trustees  permits the Manager to use stated  commissions on secondary  fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and (iii) the trade is not a  riskless  principal transaction.  The Board of Trustees  permits the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broadens  the  scope and supplements  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

    ------------------------------------------------------------------------
     Fiscal Year Ended 9/30:     Total Brokerage Commissions Paid by the
                                                  Fund1
    ------------------------------------------------------------------------
    ------------------------------------------------------------------------
               2000                            $3,356,2592
    ------------------------------------------------------------------------
    ------------------------------------------------------------------------
               2001                            $3,195,6673
    ------------------------------------------------------------------------
    ------------------------------------------------------------------------

               2002                             $4,694,587

    ------------------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal  transactions on a net trade basis.
2.    In the fiscal year ended 9/30/00,  the amount of  transactions  directed to brokers for  research  services was $46,299 and the amount of the
      commissions   paid  to   broker-dealers   for  those   services  was
      $47,195,469.
    In the fiscal year ended 9/30/01,  the amount of transactions  directed to brokers for  research  services  was  $16,490,895  and the amount of the commissions paid to broker-dealers for those services was $30,292.

4.    In the fiscal year ended 9/30/02,  the amount of  transactions  directed to brokers for research  services was  $14,136,561 and the amount of the commissions paid to broker-dealers for those services was $28,439.

Distribution and Service Plans

      The Distributor. Under its General Distributor's Agreement with the
Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

            --------------------------------------------------
                               Aggregate         Class A
                Fiscal         Front-End        Front-End
                 Year        Sales Charges    Sales Charges
                 Ended        on Class A       Retained by
                 9/30:          Shares        Distributor1
            --------------------------------------------------
            --------------------------------------------------
                 2000         $2,632,889        $794,399
            --------------------------------------------------
            --------------------------------------------------
                 2001         $1,691,724        $467,040
            --------------------------------------------------
            --------------------------------------------------

                 2002         $1,006,462        $314,396

            --------------------------------------------------

1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

 ------------------------------------------------------------------------------
                  Concessions     Concessions    Concessions     Concessions
    Fiscal         on Class A      on Class B     On Class C      On Class N
     Year            Shares          Shares         Shares          Shares
     Ended        Advanced by     Advanced by    Advanced by     Advanced by
     9/30:        Distributor1    Distributor1   Distributor1    Distributor1
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
     2000           $342,591       $3,080,610      $255,800          N/A
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
     2001           $198,832       $1,425,937      $126,710        $1,9122
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

     2002           $102,010        $875,035       $88,504         $21,317

 ------------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to dealers for certain sales of Class A shares  and for  sales of Class B,  Class C and  Class N shares from its own resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.

 ------------------------------------------------------------------------------------
 Fiscal Year      Class A           Class B           Class C           Class N
    Ended       Contingent        Contingent        Contingent        Contingent
   9/30/01    Deferred Sales    Deferred Sales    Deferred Sales    Deferred Sales
                  Charges           Charges           Charges           Charges
                Retained by       Retained by       Retained by       Retained by
                Distributor       Distributor       Distributor       Distributor
 ------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------

    2002          $26,016          $491,424           $11,355           $1,011

 ------------------------------------------------------------------------------------

Distribution  and Service Plans. The Fund has adopted a Service Plan for Class
A shares and  Distribution  and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the
Fund pays the  Distributor  for all or a  portion  of its  costs  incurred  in connection  with  the  distribution  and/or  servicing  of the  shares  of the particular class.

      Under the plans,  the Manager and the  Distributor  may make payments to affiliates and in their sole discretion,  from time to time, may use their own resources  (at no  direct  cost to the  Fund)  to make  payments  to  brokers, dealers or other financial  institutions for  distribution and  administrative services they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the Distributor and the
Manager may increase or decrease  the amount of payments  they make from their own resources to plan recipients.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert  into  Class A shares  after six  years,  the Fund must obtain the  approval of both Class A and Class B  shareholders  for a proposed material  amendment  to  the  Class  A Plan  that  would  materially  increase payments under the Plan.  That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each Class,  voting separately by class.

      While the Plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the  Board of  Trustees  at least quarterly for its review.  The Reports shall detail the amount of all payments made  under a plan,  the  purpose  for  which the  payments  were made and the identity of each  recipient of a payment.  The reports on the Class B Plan and
Class C Plan shall also include the Distributor's  distribution costs for that quarter  and in the case of the  Class B Plan the  amount  of those  costs for previous  fiscal  periods that have been carried  forward.  Those  reports are subject to the review and approval of the Independent Trustees.

      Each  plan  states  that  while  it  is in  effect,  the  selection  and nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion  of the  Independent  Trustees.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

      Under the plan for a class,  no payment will be made to any recipient in any quarter in which the  aggregate net asset value of all Fund shares of that class held by the  recipient  for itself and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a majority  of the Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments  under the plans.

      |X| Class A Service  Plan  Fees.  Under  the Class A service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the  Distributor.  While  the plan  permits  the  Board  to  authorize payments to the  Distributor to reimburse  itself for services under the plan, the  Board  has not yet  done  so.  The  Distributor  makes  payments  to plan recipients  quarterly  at an annual  rate not to exceed  0.25% of the  average annual net assets  consisting  of Class A shares  held in the  accounts of the recipients  or their  customers.  With  respect to purchases of Class A shares subject to a  contingent  deferred  sales charge by certain  retirement  plans that purchased such shares prior to March 1, 2001  ("grandfathered  retirement accounts"),  the  Distributor  currently  intends  to pay the  service  fee to
Recipients  in advance  for the first  year  after the  shares are  purchased.
After the first year shares are  outstanding,  the  Distributor  makes service fee payments to Recipients  quarterly on those shares.  The advance payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for the advance service fee payment.  If Class A shares  purchased by grandfathered  retirement accounts are redeemed during the first year after their  purchase,  the  Recipient  of the service  fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

      For the fiscal year ended  September 30, 2002 payments under the Class A
Plan  totaled  $1,825,386,  all  of  which  was  paid  by the  Distributor  to recipients.  That included  $140,398 paid to an affiliate of the Distributor's
parent  company.  Any  unreimbursed   expenses  the  Distributor  incurs  with
respect  to  Class  A  shares  in any  fiscal  year  cannot  be  recovered  in subsequent  years.  The Distributor may not use payments  received the Class A
Plan  to  pay  any  of its  interest  expenses,  carrying  charges,  or  other financial costs, or allocation of overhead.

      |X| Class B,  Class C and Class N Service  and  Distribution  Plan Fees.
Under  each plan,  service  fees and  distribution  fees are  computed  on the average of the net asset value of shares in the respective  class,  determined as of the close of each regular  business day during the period.  The Class B,
Class C and Class N plans provides for the  Distributor to be compensated at a flat rate,  whether the Distributor's  distribution  expenses are more or less than the  amounts  paid by the Fund under the plan during the period for which the fee is paid.  The types of services  that  recipients  provide are similar to the services provided under the Class A service plan, described above.

      The Class B,  Class C and the Class N Plans  permit the  Distributor  to retain both the  asset-based  sales  charges  and the  service  fees or to pay recipients the service fee on a quarterly  basis,  without payment in advance.
However,  the  Distributor  currently  intends  to  pay  the  service  fee  to recipients  in advance  for the first  year  after the  shares are  purchased.
After the first year shares are  outstanding,  the  Distributor  makes service fee payments  quarterly on those shares.  The advance  payment is based on the net asset value of shares  sold.  Shares  purchased by exchange do not qualify for the  advance  service fee  payment.  If Class B, Class C or Class N shares are redeemed during the first year after their purchase,  the recipient of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The  asset-based  sales  change and service  fees  increase  Class B and
Class C expenses  by 1.00% and  increase  Class N expenses by 0.80% of the net assets  per  year  of  the  respective  class.  The  Distributor  retains  the asset-based  sales  charge  on Class B and  Class N  shares.  The  Distributor retains the  asset-based  sales charge on Class C shares during the first year the  shares  are  outstanding.  It pays the  asset-based  sales  charge  as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more.  If a dealer  has a  special  agreement  with  the  Distributor,  the
Distributor  will pay the Class B, Class C and/or  Class N service fee and the asset-based  sales charge to the dealer  quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

      The  asset-based  sales  charges  on Class B, Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services rendered in distributing  Class B, Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
         N shares, and
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses.
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

      The Distributor's  actual expenses in selling Class B, Class C and Class
N shares  may be more  than  the  payments  it  receives  from the  contingent deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B,  Class C or Class N plan is  terminated  by the Fund,  the Board of Trustees  may allow the Fund to  continue  payments of the  asset-based  sales  charge to the  Distributor  for  distributing  shares before the plan was terminated.  The Class B plan allows for the carry-forward of  distribution  expenses,  to be recovered from asset based sales charges in subsequent fiscal periods.

-------------------------------------------------------------------------------
  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 9/30/02
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                 Distributor's  Distributor's
                                                   Aggregate     Unreimbursed
                      Total          Amount      Unreimbursed   Expenses as %
                    Payments      Retained by      Expenses     of Net Assets
     Class         Under Plan     Distributor     Under Plan       of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan       $2,228,766     $1,740,1331    $5,775,666         3.73%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan         $456,819         $94,6842   $1,000,410         2.89%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan         $8,900           $8,749       $30,367          1.36%

-------------------------------------------------------------------------------

1.    Includes  $50,014  paid  to an  affiliate  of the  Distributor's  parent company.
2.    Includes  $13,968  paid  to an  affiliate  of the  Distributor's  parent company.

      All  payments  under  the  Class B,  Class C and the  Class N plans  are subject  to the  limitations  imposed  by the  Conduct  Rules of the  National
Association  of  Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include "cumulative total return,"  "average  annual total return,"  "average annual total return at net asset  value" and "total  return at net asset  value." An  explanation  of how total  returns are  calculated  is set forth below.  The charts below show the
Fund's  performance  as of the Fund's  most recent  fiscal  year end.  You can obtain current  performance  information by calling the Fund's  Transfer Agent at  1-800-CALL-OPP  or by visiting the  OppenheimerFunds  Internet  website at
www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply  with rules of the  Securities  and  Exchange  Commission.  Those rules describe  the types of  performance  data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average  annual  total  returns for the  advertised  class of shares of the Fund.  Those  returns  must be shown for the 1-, 5- and  10-year periods  (or the life of the class,  if less)  ending as of the most  recently ended calendar quarter prior to the publication of the  advertisement  (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

      o Total returns  measure the  performance of a  hypothetical  account in the  Fund  over  various  periods  and do not  show  the  performance  of each shareholder's  account.  Your account's  performance  will vary from the model performance  data if your  dividends  are received in cash, or you buy or sell shares  during the period,  or you bought your shares at a different  time and price than the shares used in the model.
      o The Fund's  performance  returns do no reflect  the effect of taxes on dividends and capital gains distributions.
      o An  investment  in the Fund is not  insured  by the FDIC or any  other government agency.
      o The  principal  value of the Fund's  shares and total  returns are not guaranteed and normally will fluctuate on a daily basis.
      o When an  investor's  shares  are  redeemed,  they may be worth more or less than their original cost.
      o  Total  returns  for  any  given  past  period  represent   historical
performance  information  and  are  not,  and  should  not  be  considered,  a prediction of future returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The total returns  of  each  class  of  shares  of  the  Fund  are  affected  by  market conditions,  the  quality  of the Fund's  investments,  the  maturity  of debt investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X|  Total  Return  Information.  There  are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

            In  calculating  total  returns  for Class A shares,  the  current maximum  sales  charge of 5.75% (as a  percentage  of the  offering  price) is deducted  from the  initial  investment  ("P")  (unless  the  return  is shown without  sales charge,  as described  below).  For Class B shares,  payment of the applicable  contingent deferred sales charge is applied,  depending on the period for which the return is shown:  5% in the first year,  4% in the second year, 3% in the third and fourth years,  2% in the fifth year, 1% in the sixth year and none  thereafter.  For Class C  shares,  the 1%  contingent  deferred sales  charge is deducted  for returns for the  one-year  period.  For Class N shares,  the 1% contingent  deferred  sales charge is deducted for returns for the one year  period.  Class N total  returns may also be  calculated  for the periods prior to March 1, 2001 (the inception date for Class N shares),  based on the Fund's  Class A returns,  adjusted to reflect the higher  Class N 12b-1 fees. There is no sales charge for Class Y shares.

            |_|  Average  Annual  Total  Return.  The  "average  annual  total return" of each class is an average annual  compounded rate of return for each year in a  specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below) held for a number of years ("n" in the  formula) to achieve an
Ending  Redeemable Value ("ERV" in the formula) of that investment,  according to the following formula:

                               [OBJECT OMITTED]

|_|      Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
----
1/n         Distributions)
  P

|_|   Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
-----
1/n         Distributions and Redemption)
  P

 -----------------------------------------------------------------------------

    Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                        For the Periods Ended 9/30/02

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

                               1-Year          5-Year       10-Year (or life
                                                               of class)

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 -------------------------     -19.54%         -7.87%            3.97%
      After Taxes on
       Distributions

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 After Taxes on                   -11.90%      -4.81%            4.44%
 Distributions and
 Redemption of Fund Shares

 -----------------------------------------------------------------------------

  1. Inception of Class A shares: 9/11/86

------------------------------------------------------------------------------

      |_| Cumulative Total Return.  The "cumulative total return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

------------------------------------------------------------------------------
                               [OBJECT OMITTED]
------------------------------------------------------------------------------
            |_| Total  Returns at Net Asset Value.  From time to time the Fund may also quote a  cumulative  or an average  annual total return "at net asset value"  (without  deducting  sales  charges)  for Class A, Class B, Class C or
Class N shares.  There is no sales charge on Class Y shares.  Each is based on the  difference  in net asset value per share at the  beginning and the end of the  period for a  hypothetical  investment  in that class of shares  (without considering  front-end or contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------------

               The Fund's Total Returns for the Periods Ended 9/30/02

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
          Cumulative Total                 Average Annual Total Returns
Class of  Returns (10 years
Shares    or Life of Class)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                      5-Year            10-Year
                                   1-Year       (or life-of-class)        (or
                                                                    life-of-class)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                    Without   After   Without             Without  After    Without
          After     Sales     Sales   Sales     After     Sales    Sales    Sales
          Sales     Charge    Charge  Charge    Sales     Charge   Charge   Charge
          Charge    (NAV)     (MOP)   (NAV)     Charge    (NAV)    (MOP)    (NAV)
          (MOP)                                 (MOP)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class A     72.54%(1)83.07%(1)-19.54% -14.63%    -6.19%    -5.08%    5.61%(1) 6.23%(1)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class B     31.96%(2)31.96%(2)-19.50% -15.27%    -6.05%    -5.78%    3.32%(2) 3.32%(2)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class C      2.96%(3) 2.96%(3)-16.15%  -15.31%   -5.78%    -5.78%    0.42%(3) 0.42%(3)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class N    -28.13%(4-28.13%(4)-15.70% -14.84    -18.86(4) -18.86%(4N/A      N/A

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Class Y     45.19%(5)45.19%(5)-14.37% -14.37     -4.80%    -4.80%    4.58%(5) 4.58%(5)

-------------------------------------------------------------------------------------
 1. Inception of Class A:     9/11/86
 2. Inception of Class B:     4/4/94
 3. Inception of Class C:     10/2/95
 4. Inception of Class N:     3/1/01
 5. Inception of Class Y:     6/1/94

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |X| Lipper Rankings.  From time to time the Fund may publish the ranking of the  performance  of its  classes  of shares by  Lipper,  Inc.  ("Lipper").
Lipper is a  widely-recognized  independent  mutual fund  monitoring  service.
Lipper monitors the performance of regulated investment  companies,  including the Fund, and ranks their  performance for various periods in categories based on  investment  styles.  The  performance  of the  Fund is  ranked  by  Lipper against all other  multi-cap  growth funds.  The Lipper  performance  rankings are based on total  returns  that  include the  reinvestment  of capital  gain distributions  and income  dividends  but do not take  sales  charges or taxes
into  consideration.   Lipper  also  publishes  "peer-group"  indices  of  the
performance  of all mutual  funds in a category  that it monitors and averages of the performance of the funds in particular categories.

      |X|  Morningstar  Ratings.  From time to time the Fund may  publish  the star rating of the performance of its classes of shares by Morningstar,  Inc., an  independent  mutual fund  monitoring  service.  Morningstar  ranks  mutual funds in their  specialized  market  sector.  The Fund is ranked  among  small growth funds.

      Morningstar proprietary star rankings reflect historical risk-adjusted total investment return.  For each fund with at least a three-year history,
Morningstar calculates a Morningstar RatingTM based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)  The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar
Rating metrics.

      The Fund may also compare its  performance to that of other funds in its
Morningstar  category.  In addition  to its star  rankings,  Morningstar  also categorizes and compares a fund's 3-year  performance  based on  Morningstar's classification  of the fund's  investments and investment  style,  rather than how  a  fund  defines  its  investment  objective.  Morningstar's  four  broad categories (domestic equity,  international equity, municipal bond and taxable
bond)  are  each  further   subdivided  into  categories  based  on  types  of
investments and investment styles.  Those comparisons by Morningstar are based on the same  risk and  return  measurements  as its star  rankings  but do not consider the effect of sales charges.

      |X|   Performance   Rankings  and  Comparisons  by  Other  Entities  and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The   performance  of  the  Fund's  classes  of  shares  may  be  compared  in
publications   to  the   performance   of  various  market  indices  or  other
investments,  and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.
      From time to time the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
   industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

      Additional  information is presented below about the methods that can be used to buy shares of the Fund.  Appendix B contains  more  information  about
the  special  sales  charge   arrangements   offered  by  the  Fund,  and  the
circumstances  in which  sales  charges  may be reduced or waived for  certain classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
                     ---
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior  to  November  1,  2002  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund received  Federal  Funds from the purchase  through the ACH system  before the close of The New York Stock  Exchange.  The Exchange  normally  closes at 4:00
P.M.,  but may close earlier on certain days. If Federal Funds are received on a business day after the close of the  Exchange,  the shares will be purchased and  dividends  will begin to accrue on the next  regular  business  day.  The proceeds of ACH transfers  are normally  received by the Fund three days after the  transfers  are  initiated.  If the  proceeds of the ACH  transfer are not received on a timely basis,  the Distributor  reserves the right to cancel the purchase  order.  The  Distributor  and the Fund are not  responsible  for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus,  a reduced sales charge rate may be  obtained  for  Class A shares  under  Right of  Accumulation  and
Letters of Intent  because of the  economies of sales efforts and reduction in expenses  realized by the Distributor,  dealers and brokers making such sales.
No sales  charge is  imposed  in  certain  other  circumstances  described  in
Appendix  B  to  this   Statement  of  Additional   Information   because  the
Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A, and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and

o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current  offering price, of the shares you previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.  The reduced sales charge will apply only to current  purchases.  You must request it when you buy shares.

      |X| The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor  acts as the  distributor and currently  include the following:

Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Champion Income Fund          Inc.

                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Convertible Securities Fund   Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Emerging Growth Fund          Municipals Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Trinity Core Fund

                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold & Special Minerals Fund  Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer Intermediate Municipal Fund   Oppenheimer Value Fund
Oppenheimer International Bond Fund       Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund     Rochester Fund Municipals
Oppenheimer  International  Small Company
Fund                                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund  OSM1 - Jennison Growth Fund
Oppenheimer  Main Street  Growth & Income
Fund                                      OSM1 - Mercury Advisors S&P 500 Index
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                   OSM1 - Salomon Brothers Capital Fund
Oppenheimer Multiple Strategies Fund
and the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.

1 "OSM" stands for Oppenheimer Select Managers

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds described above except the money market funds.
Under  certain  circumstances   described  in  this  Statement  of  Additional
Information,  redemption  proceeds of certain  money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter. Letters of Intent do not consider Class C or Class N shares you purchase or may have purchased.

      A  Letter  of  Intent  is an  investor's  statement  in  writing  to the
Distributor  of the intention to purchase  Class A shares or Class A and Class
B shares of the Fund (and other  Oppenheimer  funds) during a 13-month  period
(the "Letter of Intent period").  At the investor's request,  this may include purchases  made up to 90 days  prior to the  date of the  Letter.  The  Letter states the investor's  intention to make the aggregate  amount of purchases of shares which, when added to the investor's  holdings of shares of those funds, will equal or exceed the amount  specified  in the Letter.  Purchases  made by reinvestment  of dividends or  distributions  of capital  gains and  purchases made at net asset value  without  sales charge do not count toward  satisfying the amount of the Letter.

      A Letter  enables  an  investor  to count the Class A and Class B shares purchased  under  the  Letter to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)  that applies  under the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering price  (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter of
Intent period,  when added to the value (at offering  price) of the investor's holdings of shares on the last day of that period,  do not equal or exceed the intended purchase amount,  the investor agrees to pay the additional amount of sales charge applicable to such purchases.  That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor  from time to time).  The  investor  agrees that shares equal in value to 5% of the intended purchase  amount will be held in escrow by the Transfer  Agent  subject to the
Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the
Prospectus,  this Statement of Additional Information and the Application used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible  purchases made during the Letter of Intent period do  not  equal  or  exceed  the  intended  purchase  amount,  the  concessions previously  paid to the  dealer of record  for the  account  and the amount of sales  charge  retained  by the  Distributor  will be  adjusted  to the  rates applicable to actual total purchases.  If total eligible  purchases during the
Letter of Intent  period  exceed the intended  purchase  amount and exceed the amount  needed to qualify for the next sales charge rate  reduction  set forth in the Prospectus,  the sales charges paid will be adjusted to the lower rate.
That  adjustment  will be made  only if and when  the  dealer  returns  to the
Distributor  the  excess of the amount of  concessions  allowed or paid to the dealer  over the amount of  concessions  that  apply to the  actual  amount of purchases.  The excess concessions returned to the Distributor will be used to purchase  additional shares for the investor's  account at the net asset value per  share  in  effect  on the  date  of such  purchase,  promptly  after  the
Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter of Intent.  If the intended  purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of concessions  paid to the  broker-dealer  or financial institution of record for accounts held in the name of that plan.

      In  determining  the total  amount  of  purchases  made  under a Letter, shares  redeemed by the  investor  prior to the  termination  of the Letter of
Intent  period will be  deducted.  It is the  responsibility  of the dealer of record  and/or  the  investor  to advise the  Distributor  about the Letter in placing  any  purchase  orders  for the  investor  during the Letter of Intent period. All of such purchases must be made through the Distributor.

      |X| Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial  purchase (or  subsequent  purchases if necessary)
made  pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended  purchase amount is $50,000, the escrow  shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted for a $50,000  purchase).  Any dividends and capital gains  distributions on the escrowed shares will be credited to the investor's account

      2. If the  total  minimum  investment  specified  under  the  Letter  is completed  within the  thirteen-month  Letter of Intent  period,  the escrowed shares will be promptly released to the investor

      3. If, at the end of the  13-month  Letter of  Intent  period  the total purchases  pursuant to the Letter are less than the intended  purchase  amount specified in the Letter,  the investor must remit to the Distributor an amount equal to the  difference  between the dollar amount of sales charges  actually paid and the amount of sales  charges  which would have been paid if the total amount purchased had been made at a single time. That sales charge  adjustment will apply to any shares  redeemed prior to the  completion of the Letter.  If the  difference  in sales  charges  is not paid  within  twenty  days  after a request from the  Distributor  or the dealer,  the  Distributor  will,  within sixty days of the  expiration  of the  Letter,  redeem the number of  escrowed shares  necessary  to  realize  such  difference  in sales  charges.  Full and fractional  shares  remaining  after such  redemption  will be  released  from escrow.  If a request  is  received  to redeem  escrowed  shares  prior to the payment of such  additional  sales  charge,  the sales charge will be withheld from the redemption proceeds.

      4. By signing the  Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

      5. The shares  eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end  sales charge or subject to a Class
             A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and
(c)   Class A or Class B shares  acquired  by  exchange  of either (1) Class A shares of one of the other  Oppenheimer  funds that were acquired subject to a Class A initial or contingent  deferred sales charge or (2) Class B shares of one of the other  Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6.  Shares held in escrow hereunder will  automatically be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the  Prospectus  entitled  "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase additional shares directly from a bank account  for as  little  as $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset Builder
Plan payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be
used  to  buy  shares  for   OppenheimerFunds   employer-sponsored   qualified
retirement   accounts.   Asset  Builder  Plans  also  enable  shareholders  of
Oppenheimer Cash Reserves to use their fund account to make monthly  automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement them. The Fund reserves the right to amend,  suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced  sales charge rates,  as described in Appendix B to this Statement of Additional  Information.  Certain special  sales  charge  arrangements  described  in  that  Appendix  apply  to retirement  plans whose records are maintained on a daily  valuation  basis by
Merrill Lynch Pierce Fenner & Smith, Inc.  ("Merrill Lynch") or an independent record keeper that has a contract or special  arrangement  with Merrill Lynch.
If on the date the plan  sponsor  signed  the  Merrill  Lynch  record  keeping service  agreement  the plan has less than $3  million in assets  (other  than assets  invested in money market funds)  invested in  applicable  investments, then the retirement  plan may purchase only Class B shares of the  Oppenheimer funds.  Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares  converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.
OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.  While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation  of Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset values of the Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor is responsible  for that loss. If the investor  fails to compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the Distributor for that  amount by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the  Fund.  However,  each  class has different shareholder  privileges and features. The net income attributable to
Class B,  Class C or  Class N shares  and the  dividends  payable  on Class B,
Class C or  Class N shares  will be  reduced  by  incremental  expenses  borne solely by that class.  Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The  availability of different  classes of shares permits an investor to choose  the  method of  purchasing  shares  that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor expects to hold shares, and other relevant  circumstances.  Class
A shares normally are sold subject to an initial sales charge.  While Class B,
Class C and Class N shares have no initial  sales  charge,  the purpose of the deferred  sales  charge and  asset-based  sales charge on Class B, Class C and
Class N shares  is the same as that of the  initial  sales  charge  on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and financial institutions  that sell shares of the Fund. A  salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive different  levels of compensation  for selling one class of shares rather than another.

      The  Distributor  will not accept any order in the amount of $500,000 or more for Class B shares or $1  million or more for Class C shares on behalf of a single  investor (not including  dealer "street name" or omnibus  accounts).
That is because  generally it will be more  advantageous  for that investor to purchase Class A shares of the Fund.

      |X| Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

       |X| Class B  Conversion.  Under current  interpretations  of applicable federal  income tax law by the Internal  Revenue  Service,  the  conversion of
Class B shares to Class A shares  after six years is not  treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should  change,  the automatic  conversion  feature may be suspended.  In that event,  no further  conversions  of Class B shares would occur while that suspension  remained  in  effect.  Although  Class  B  shares  could  then  be exchanged  for Class A shares on the basis of relative  net asset value of the two classes,  without the  imposition  of a sales charge or fee, such exchange could  constitute  a  taxable  event  for the  shareholder,  and  absent  such exchange,  Class B shares  might  continue  to be subject  to the  asset-based sales charge for longer than six years.

      |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and

   Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix B to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
   Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more
   Oppenheimer funds,
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

   The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of
   Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
   OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
   Pinnacle or Ascender 401(k) plan made with the redemption proceeds of
   Class A shares of one or more Oppenheimer funds.

      No sales  concessions will be paid to the  broker-dealer  of record,  as described in the  Prospectus,  on sales of Class N shares  purchased  with the redemption  proceeds of shares of another mutual fund offered as an investment option in a  retirement  plan in which  Oppenheimer  funds are also offered as investment  options under a special  arrangement with the Distributor,  if the purchase occurs more than 30 days after the Oppenheimer  funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the
Fund's assets and are  not paid directly by shareholders.  However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.  Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
      Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of September.  This annual fee is waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.
           ------------------------

Determination of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange ("the Exchange") on each day that the
Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this Statement of Additional Information mean "Eastern time." The
Exchange's most recent annual announcement (which is subject to change)
states that it will close on New Year's Day, Presidents' Day, Martin Luther
King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and
Asian stock exchanges and over-the-counter markets normally is completed before the close of The Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation.  The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
         Equity securities traded on a U.S. securities exchange or on Nasdaq(R)
are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or

(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.
         Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

         Long-term debt securities having a remaining maturity in excess of
60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
         The following securities are valued at the mean between the "bid"
and "asked" prices determined by a pricing service approved by the Fund's
Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
         The following securities are valued at cost, adjusted for
amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities    (including     restricted     securities)    not    having
         readily-available market quotationso    are valued at fair value

determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date.  If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
      Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
      Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order.  The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the
Fund that were redeemed may not include the amount of the sales charge paid.
That would reduce the loss or increase the gain recognized from the redemption.  However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind." The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix.  The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations.
If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.  When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.  Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the
Transfer Agent with a certified tax identification number, the Internal
Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Fund, the Manager, the
Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of The Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.  Automatic withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated
below.  These provisions may be amended from time to time by the Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the
Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange
Plan. The minimum amount that may be exchanged to each other fund account is
$50. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

Automatic  Withdrawal  Plans.  Fund shares will be  redeemed as  necessary  to meet  withdrawal  payments.  Shares  acquired  without a sales  charge will be redeemed first.  Shares  acquired with reinvested  dividends and capital gains distributions will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount  withdrawn,  the  investor's  principal  may be depleted.  Payments made under these plans should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent.  Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date.  Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent.  The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form.  Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           Centennial Tax Exempt Trust
      Centennial California Tax Exempt Trust  Oppenheimer Concentrated Growth
                                              Fund

      Centennial Government Trust             Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust           Oppenheimer Real Estate Fund
      Centennial New York Tax Exempt Trust    Oppenheimer Special Value Fund

      The following funds do not offer Class N shares:
      Oppenheimer California Municipal Fund   Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Limited Term Municipal Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Municipal Bond Fund         Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer New Jersey Municipal Fund   Limited Term New York Municipal
                                              Fund
      Oppenheimer New York Municipal Fund     Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer California Municipal Fund   Oppenheimer Limited Term Municipal
                                              Fund
      Oppenheimer Capital Income Fund         Oppenheimer New Jersey Municipal
                                              Fund
      Oppenheimer Cash Reserves               Oppenheimer New York Municipal Fund
      Oppenheimer Champion Income Fund        Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Convertible Securities Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Disciplined Allocation Fund Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer Gold & Special Minerals     Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Small         Limited Term New York Municipal
      Company Fund                            Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o  Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or
      Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.

o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or
      Class A shares of Oppenheimer Cash Reserves.
   Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and
      Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
   Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
      o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

            When Class A shares of any Oppenheimer fund (other than Rochester
   National Municipals and Rochester Fund Municipals) acquired by exchange of
   Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
   Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer
   Senior Floating Rate Fund acquired in the exchange. The Class A shares of
   Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior
   Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
   Market Fund, Inc. acquired by exchange of Class A shares of any
   Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

            With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b)
   plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

            When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the
   Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Processing  Exchange  Requests.  Shares to be  exchanged  are  redeemed on the regular  business  day the  Transfer  Agent  receives an  exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.  The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Dividends, distributions and proceeds of the redemption of Fund shares represented by
checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended.  As a regulated investment company, the
Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation   of  Fund   Distributions.   The   Fund   anticipates   distributing
substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.
The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be  required  in certain  cases to  withhold  30% (29% for payments after December 31, 2003) of ordinary income dividends,  capital gains distributions  and the  proceeds  of the  redemption  of  shares,  paid to any shareholder  (1) who has failed to provide a correct  taxpayer  identification
                                             -------
number or to properly  certify that number when  required,  (2) who is subject to backup  withholding  for  failure to report  the  receipt  of  interest  or dividend  income  properly,  or (3) who has failed to certify to the Fund that the  shareholder  is  not  subject  to  backup  withholding  or is an  "exempt recipient" (such as a corporation). All income and any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

Tax  Effects of  Redemptions  of Shares.  If a  shareholder  redeems  all or a portion of his/her shares,  the  shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference  between the proceeds of the  redeemed  shares  and the  shareholder's  adjusted  tax  basis  in the shares.  All or a  portion  of any  loss  recognized  in  that  manner  may be disallowed  if the  shareholder  purchases  other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

   Foreign  Shareholders.  Under U.S. tax law,  taxation of a shareholder  who is a foreign  person (to  include,  but not  limited to, a  nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

            If the foreign person fails to provide a certification  of his/her foreign  status,  the Fund will be required to withhold  U.S. tax at a rate of
30% (29% for payments after December 31, 2003) on ordinary  income  dividends, capital  gains  distributions  and the proceeds of the  redemption  of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

================================================================================
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER DISCOVERY FUND:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Discovery Fund, including the statement of investments, as of
 September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the
 period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are
 the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our
 audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan
 and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting
 the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing
 procedures where replies from brokers were not received. An audit also includes
 assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Discovery Fund as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 October 21, 2002

11    OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  September 30, 2002
--------------------------------------------------------------------------------

                                     MARKET VALUE
                           SHARES     SEE NOTE 1
=================================================
 COMMON STOCKS--83.0%
-------------------------------------------------
 CONSUMER DISCRETIONARY--21.6%
-------------------------------------------------
 AUTO COMPONENTS--0.5%
 Autoliv, Inc.             204,700   $ 4,315,076
-------------------------------------------------
 AUTOMOBILES--0.2%
 Winnebago Industries,
 Inc.                       40,600     1,604,918
-------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--5.1%
 Alliance Gaming Corp.(1)  192,100     2,969,866
-------------------------------------------------
 Boyd Gaming Corp.(1)      241,000     4,499,470
-------------------------------------------------
 Krispy Kreme
 Doughnuts, Inc.(1)         55,500     1,734,930
-------------------------------------------------
 MTR Gaming Group,
 Inc.(1)                   169,000     1,556,490
-------------------------------------------------
 P.F. Chang's China
 Bistro, Inc.(1)           136,800     3,971,304
-------------------------------------------------
 Papa John's
 International, Inc.(1)    261,500     7,617,495
-------------------------------------------------
 Penn National
 Gaming, Inc.(1)           213,400     4,028,992
-------------------------------------------------
 Shuffle Master, Inc.(1)   134,500     2,503,045
-------------------------------------------------
 Sonic Corp.(1)            170,200     3,931,620
-------------------------------------------------
 Speedway
 Motorsports, Inc.(1)      224,400     5,284,620
-------------------------------------------------
 Station Casinos, Inc.(1)  181,400     3,085,614
                                   -------------
                                      41,183,446

-------------------------------------------------
 HOUSEHOLD DURABLES--0.7%
 Lennar Corp.               42,700     2,381,806
-------------------------------------------------
 M/I Schottenstein
 Homes, Inc.                94,700     2,983,050
                                   -------------
                                       5,364,856

-------------------------------------------------
 INTERNET & CATALOG RETAIL--2.5%
 1-800-FLOWERS.com,
 Inc.(1,2)               1,858,850    13,011,950
-------------------------------------------------
 Alloy, Inc.(1)            383,500     3,186,885
-------------------------------------------------
 School Specialty,
 Inc.(1)                   164,600     4,116,646
-------------------------------------------------
                                      20,315,481

-------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--1.6%
 Action Performance
 Cos., Inc.(1)             210,200     5,402,140

                                     MARKET VALUE
                           SHARES     SEE NOTE 1
-------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS Continued
 Leapfrog
 Enterprises, Inc.(1)      254,700 $   4,813,830
-------------------------------------------------
 Midway Games, Inc.(1)     205,600     1,126,688
-------------------------------------------------
 SCP Pool Corp.(1)          59,300     1,625,413
                                   -------------
                                      12,968,071

-------------------------------------------------
 MEDIA--1.8%
 Entercom
 Communications
 Corp.(1)                  153,700     7,280,769
-------------------------------------------------
 Getty Images, Inc.(1)     354,595     7,113,176
                                   -------------
                                      14,393,945

-------------------------------------------------
 SPECIALTY RETAIL--7.8%
 Abercrombie & Fitch
 Co., Cl. A(1)             410,000     8,064,700
-------------------------------------------------
 AnnTaylor Stores
 Corp.(1)                  194,450     4,478,183
-------------------------------------------------
 Charming Shoppes,
 Inc.(1)                   860,000     5,805,000
-------------------------------------------------
 GameStop Corp.(1)         145,800     2,981,610
-------------------------------------------------
 Genesco, Inc.(1)          240,200     3,314,760
-------------------------------------------------
 Hot Topic, Inc.(1)        223,500     4,029,705
-------------------------------------------------
 NetFlix.com, Inc.(1)      100,000       970,000
-------------------------------------------------
 PetsMart, Inc.(1)       1,625,900    28,957,279
-------------------------------------------------
 Too, Inc.(1)              101,200     2,355,936
-------------------------------------------------
 Ultimate
 Electronics, Inc.(1)      104,000     1,326,000
                                   -------------
                                      62,283,173

-------------------------------------------------
 TEXTILES & APPAREL--1.4%
 Fossil, Inc.(1)            55,100     1,104,755
-------------------------------------------------
 Guess ?, Inc.(1)        1,154,100     4,951,089
-------------------------------------------------
 Steven Madden
 Ltd.(1)                   350,600     5,048,640
                                   -------------
                                      11,104,484

-------------------------------------------------
 CONSUMER STAPLES--1.9%
-------------------------------------------------
 FOOD & DRUG RETAILING--0.7%
 Performance Food
 Group Co.(1)              165,300     5,613,588
-------------------------------------------------
 FOOD PRODUCTS--1.2%
 American Italian Pasta
 Co.(1)                     66,600     2,376,954
-------------------------------------------------
 Fresh Del Monte Produce,
 Inc.                      114,400     2,927,496

12    OPPENHEIMER DISCOVERY FUND

                                     MARKET VALUE
                           SHARES     SEE NOTE 1
-------------------------------------------------
 FOOD PRODUCTS Continued
 Sensient Technologies
 Corp.                     202,700   $ 4,283,051
                                   -------------
                                       9,587,501
-------------------------------------------------
 ENERGY--6.3%
-------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--4.4%
 Grant Prideco, Inc.(1)    488,000     4,167,520
-------------------------------------------------
 Hanover
 Compressor Co.(1)         225,900     1,874,970
-------------------------------------------------
 Key Energy
 Services, Inc.(1)         590,500     4,653,140
-------------------------------------------------
 Patterson-UTI
 Energy, Inc.(1)           229,100     5,844,341
-------------------------------------------------
 Precision Drilling
 Corp.(1)                  119,900     3,608,990
-------------------------------------------------
 Pride International,
 Inc.(1)                   257,500     3,347,500
-------------------------------------------------
 Unit Corp.(1)             317,400     6,078,210
-------------------------------------------------
 Varco International,
 Inc.(1)                   312,000     5,279,040
                                   -------------
                                      34,853,711

-------------------------------------------------
 OIL & GAS--1.9%
 Cabot Oil & Gas
 Corp., Cl. A              119,800     2,575,700
-------------------------------------------------
 Pioneer Natural
 Resources Co.(1)          173,400     4,204,950
-------------------------------------------------
 Spinnaker
 Exploration Co.(1)        114,900     3,297,630
-------------------------------------------------
 Western Gas
 Resources, Inc.           170,000     5,312,500
                                   -------------
                                      15,390,780

-------------------------------------------------
 FINANCIALS--7.8%
-------------------------------------------------
 BANKS--3.5%
 BankAtlantic Bancorp,
 Inc.                      678,400     6,092,032
-------------------------------------------------
 Commerce Bancorp,
 Inc.                      172,900     7,177,079
-------------------------------------------------
 Cullen/Frost Bankers,
 Inc.                      147,000     5,020,050
-------------------------------------------------
 First Community
 Bancorp                    83,300     2,410,702
-------------------------------------------------
 UCBH Holdings, Inc.        56,000    2,200,240
-------------------------------------------------
 W Holding Co., Inc.       287,550     4,687,065
                                   -------------
                                      27,587,168

                                     MARKET VALUE
                           SHARES     SEE NOTE 1
-------------------------------------------------
 DIVERSIFIED FINANCIALS--0.9%
 Doral Financial
 Corp.                     186,300   $ 4,497,282
-------------------------------------------------
 LaBranche &
 Co., Inc.(1)               77,200     1,563,300
-------------------------------------------------
 Saxon Capital
 Acquisition Co.(1,3)      130,000     1,439,100
                                   -------------
                                       7,499,682

-------------------------------------------------
 INSURANCE--2.6%
 Arch Capital
 Group Ltd.(1)             200,000     5,580,000
-------------------------------------------------
 Fidelity National
 Financial, Inc.           494,527    14,212,706
-------------------------------------------------
 Philadelphia
 Consolidated
 Holding Co.(1)             45,400     1,339,300
                                   -------------
                                      21,132,006

-------------------------------------------------
 REAL ESTATE--0.8%
 Annaly Mortgage
 Management, Inc.          172,500     3,182,625
-------------------------------------------------
 RAIT Investment
 Trust                     152,300     3,137,380
                                   -------------
                                       6,320,005

-------------------------------------------------
 HEALTH CARE--13.7%
-------------------------------------------------
 BIOTECHNOLOGY--2.9%
 Cell Genesys, Inc.(1)     200,000     2,410,000
-------------------------------------------------
 Charles River
 Laboratories
 International, Inc.(1)    238,800     9,372,900
-------------------------------------------------
 CV Therapeutics,
 Inc.(1)                    94,700     1,980,177
-------------------------------------------------
 InterMune, Inc.(1)         67,400     2,212,068
-------------------------------------------------
 Invitrogen Corp.(1)        43,400     1,478,638
-------------------------------------------------
 Medicines Co.
 (The)(1)                  118,700     1,303,089
-------------------------------------------------
 Techne Corp.(1)            55,100     1,806,729
-------------------------------------------------
 Telik, Inc.(1)            199,700     2,472,286
                                   -------------
                                      23,035,887

13    OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                     MARKET VALUE
                           SHARES     SEE NOTE 1
-------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
 Advanced
 Neuromodulation
 Systems, Inc.(1)          167,600   $ 5,577,728
-------------------------------------------------
 Cholestech Corp.(1)       215,600     2,235,772
-------------------------------------------------
 Closure Medical Corp.(1)  220,200     2,457,432
-------------------------------------------------
 Cooper Cos., Inc. (The)    52,100     2,735,250
-------------------------------------------------
 Hologic, Inc.(1)          333,900     3,272,220
-------------------------------------------------
 MedSource
 Technologies, Inc.(1)     316,200     2,377,824
-------------------------------------------------
 Osteotech, Inc.(1)        382,400     1,973,184
-------------------------------------------------
 SonoSite, Inc.(1)         530,400     6,088,992
                                   -------------
                                      26,718,402

-------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--5.3%
 Community Health
 Systems, Inc.(1)          163,900     4,364,657
-------------------------------------------------
 Coventry Health
 Care, Inc.(1)             126,900     4,124,250
-------------------------------------------------
 CTI Molecular
 Imaging, Inc.(1)          169,100     4,278,230
-------------------------------------------------
 Lincare
 Holdings, Inc.(1)         103,600     3,215,744
-------------------------------------------------
 Mid Atlantic Medical
 Services, Inc.(1)          89,100     3,225,420
-------------------------------------------------
 Pediatrix Medical
 Group, Inc.(1)            250,900     7,775,391
-------------------------------------------------
 Pharmaceutical
 Product
 Development, Inc.(1)      127,300     2,461,982
-------------------------------------------------
 Triad Hospitals,
 Inc.(1)                   100,100     3,798,795
-------------------------------------------------
 United Surgical
 Partners
 International, Inc.(1)    276,800     6,117,280
-------------------------------------------------
 VitalWorks, Inc.(1)       509,700     3,705,519
                                   -------------
                                      43,067,268

-------------------------------------------------
 PHARMACEUTICALS--2.2%
 DOV Pharmaceutical,
 Inc.(1,3)                 486,000     1,428,840
-------------------------------------------------
 Pharmaceutical
 Resources, Inc.(1)        276,200     7,728,076
-------------------------------------------------
 Taro Pharmaceutical
 Industries Ltd.(1)        246,900     8,332,875
                                   -------------
                                      17,489,791

                                     MARKET VALUE
                           SHARES     SEE NOTE 1
-------------------------------------------------
 INDUSTRIALS--11.0%
 AEROSPACE & DEFENSE--3.9%
 Alliant
 Techsystems, Inc.(1)      101,500  $  7,028,875
-------------------------------------------------
 InVision Technologies,
 Inc.(1)                   326,600    10,454,466
-------------------------------------------------
 L-3 Communications
 Holdings, Inc.(1)          49,800     2,624,460
-------------------------------------------------
 United Defense
 Industries, Inc.(1)       144,900     3,419,640
-------------------------------------------------
 World Fuel
 Services Corp.            405,200     7,820,360
                                   -------------
                                      31,347,801

-------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--6.3%
 Career Education
 Corp.(1)                   93,700     4,498,350
-------------------------------------------------
 Corinthian
 Colleges, Inc.(1)          326,300   12,314,562
-------------------------------------------------
 FTI Consulting, Inc.(1)   166,400     6,616,064
-------------------------------------------------
 Global Payments, Inc.     102,700     2,629,120
-------------------------------------------------
 Hewitt Associates,
 Inc.(1)                   150,000     4,431,000
-------------------------------------------------
 Iron Mountain, Inc.(1)    372,450     9,307,525
-------------------------------------------------
 Pegasus Solutions, Inc.(1) 81,100       855,605
-------------------------------------------------
 Stericycle, Inc.(1)       131,200     4,450,304
-------------------------------------------------
 Weight Watchers
 International, Inc.(1)    128,500     5,571,760
                                   -------------
                                      50,674,290

-------------------------------------------------
 ROAD & RAIL--0.5%
 Hunt (J.B.) Transport
 Services, Inc.(1)         162,300     3,822,165
-------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--0.3%
 MSC Industrial
 Direct Co., Inc.,
 Cl. A(1)                  201,800     2,143,116
-------------------------------------------------
 INFORMATION TECHNOLOGY--16.9%
-------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.5%
 C-COR.net Corp.(1)        536,100     1,988,931
-------------------------------------------------
 McDATA Corp., Cl. B(1)    342,795     1,881,944
                                   -------------
                                       3,870,875

-------------------------------------------------
 COMPUTERS & PERIPHERALS--2.7%
 Advanced Digital
 Information Corp.(1)      933,000     4,478,400
-------------------------------------------------
 Avid Technology,
 Inc.(1)                   724,600     7,463,380

14    OPPENHEIMER DISCOVERY FUND

                                     MARKET VALUE
                           SHARES     SEE NOTE 1
-------------------------------------------------
 COMPUTERS & PERIPHERALS Continued
 Iomega Corp.(1)           131,200   $ 1,402,528
-------------------------------------------------
 Pinnacle Systems, Inc.(1) 730,400     7,888,320
                                   -------------
                                      21,232,628

-------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
 FLIR Systems, Inc.(1)      55,400     1,938,446
-------------------------------------------------
 Intermagnetics
 General Corp.(1)           44,900       766,443
-------------------------------------------------
 TTM Technologies,
 Inc.(1)                   542,200       851,254
                                   -------------
                                       3,556,143
-------------------------------------------------
 INTERNET SOFTWARE & SERVICES--2.9%
 MatrixOne, Inc.(1)        139,400       604,996
-------------------------------------------------
 Overture Services,
 Inc.(1)                   338,100     7,969,017
-------------------------------------------------
 WebEx
 Communications,
 Inc.(1)                 1,346,200    15,063,978
                                   -------------
                                      23,637,991

-------------------------------------------------
 IT CONSULTING & SERVICES--2.2%
 Anteon International
 Corp.(1)                   52,200     1,418,796
-------------------------------------------------
 CACI International,
 Inc., Cl. A(1)            222,400     7,884,080
-------------------------------------------------
 Tier Technologies,
 Inc., Cl. B(1)            330,600     6,254,952
-------------------------------------------------
 Titan Corp. (The)(1)      216,700     2,080,320
                                   -------------
                                      17,638,148

-------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.5%
 Actel Corp.(1)             75,500       785,200
-------------------------------------------------
 ASM International NV(1)   495,300     4,482,465
-------------------------------------------------
 Brooks-PRI
 Automation, Inc.(1)       112,400     1,286,980
-------------------------------------------------
 ChipPAC, Inc.(1)          319,400       683,197
-------------------------------------------------
 Cree, Inc.(1)             240,600     3,007,500
-------------------------------------------------
 Integrated Circuit
 Systems, Inc.(1)          134,800     2,116,360
-------------------------------------------------
 Power Integrations,
 Inc.(1)                    96,500     1,176,335
-------------------------------------------------
 RF Micro Devices, Inc.(1) 340,600     2,043,600
-------------------------------------------------
 Semtech Corp.(1)          124,800     1,210,560
-------------------------------------------------
 Silicon Image, Inc.(1)  1,710,900     6,997,581
-------------------------------------------------
 Skyworks
 Solutions, Inc.(1)        471,200     2,134,536

                                     MARKET VALUE
                           SHARES     SEE NOTE 1
-------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS Continued
 Xicor, Inc.(1)            482,800   $ 1,742,908
                                   -------------
                                      27,667,222

-------------------------------------------------
 SOFTWARE--4.7%
 Agile Software
 Corp.(1)                  326,700     2,094,147
-------------------------------------------------
 BARRA, Inc.(1)            133,000     3,633,560
-------------------------------------------------
 BEA Systems, Inc.(1)      314,700     1,630,146
-------------------------------------------------
 Borland
 Software Corp.(1)         408,900     3,185,331
-------------------------------------------------
 Cognos, Inc.(1)           188,900     3,175,409
-------------------------------------------------
 Documentum, Inc.(1)       413,500     4,775,925
-------------------------------------------------
 Entrust
 Technologies, Inc.(1)     427,500     1,342,350
-------------------------------------------------
 Hyperion
 Solutions Corp.(1)         73,600     1,350,560
-------------------------------------------------
 Kronos, Inc.(1)            65,500     1,613,265
-------------------------------------------------
 Macromedia, Inc.(1)       314,300     2,429,539
-------------------------------------------------
 Magma Design
 Automation, Inc.(1)       109,900       980,308
-------------------------------------------------
 Take-Two Interactive
 Software, Inc.(1)         399,300    11,579,700
                                   -------------
                                      37,790,240

-------------------------------------------------
 MATERIALS--3.1%
-------------------------------------------------
 CHEMICALS--1.1%
 Airgas, Inc.(1)            94,500     1,240,785
-------------------------------------------------
 Great Lakes
 Chemical Corp.             60,500     1,453,210
-------------------------------------------------
 Lyondell
 Chemical Co.              190,400     2,273,376
-------------------------------------------------
 MacDermid, Inc.            60,500     1,206,975
-------------------------------------------------
 PolyOne Corp.             361,200     3,102,708
                                   -------------
                                       9,277,054

-------------------------------------------------
 CONTAINERS & PACKAGING--0.9%
 Jarden Corp.(1)            87,900     2,386,485
-------------------------------------------------
 Pactiv Corp.(1)           308,500     5,074,825
                                   -------------
                                       7,461,310

-------------------------------------------------
 METALS & MINING--1.1%
 Meridian Gold, Inc.(1)    205,500     3,760,650
-------------------------------------------------
 Steel Dynamics, Inc.(1)   369,700     4,839,373
                                   -------------
                                       8,600,023

15    OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                     MARKET VALUE
                           SHARES     SEE NOTE 1
-------------------------------------------------
 TELECOMMUNICATION SERVICES--0.1%
-------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.1%
 Metro One
 Telecommunication,
 Inc.(1)                   104,500   $   888,250
-------------------------------------------------
 UTILITIES--0.6%
-------------------------------------------------
 MULTI-UTILITIES--0.6%
 Questar Corp.             230,300     5,260,052
                                   -------------
 Total Common Stocks
 (Cost $677,721,918)                 666,696,547

=================================================
 PREFERRED STOCKS--0.2%
 Candescent Technologies
 Corp.:
 $2.50 Cv.,
 Series D, Vtg.(1,3)     1,200,000            --
 Sr. Exchangeable,
 Series E, Vtg.(1,3)       800,000            --
 Sr. Exchangeable,
 Series F, Vtg.(1,3)       200,000            --
-------------------------------------------------
 XM Satellite Radio
 Holdings, Inc.,
 8.25% Cum. Cv.,
 Series B(2)               150,000     1,500,000
                                   -------------
 Total Preferred Stocks
 (Cost $12,300,600)                    1,500,000

                  PRINCIPAL   MARKET VALUE
                   AMOUNT      SEE NOTE 1
=================================================
 CONVERTIBLE CORPORATE BONDS AND NOTES--0.6%
 Advanced Energy Industries, Inc., 5.25% Cv.
 Unsec. Sub. Nts., 11/15/06
 (Cost $5,435,210)    $  6,271,000 $   4,562,152

=================================================
 JOINT REPURCHASE AGREEMENTS--18.2%
 Undivided interest of 48.52% in joint repurchase
 agreement with BNP Paribas Securities Corp., 1.85%,
 dated 9/30/02, to be repurchased  at $145,827,494
 on 10/1/02, collateralized by U.S. Treasury Bonds,
 7.25%--10.375%, 11/15/12--2/15/20, with a
 value of $308,594,118
 (Cost $145,820,000)   145,820,000   145,820,000
-------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE
 (COST $841,277,728)  102.0%         818,578,699
-------------------------------------------------
 LIABILITIES IN EXCESS OF
 OTHER ASSETS          (2.0)         (15,725,065)
                      ---------------------------
 NET ASSETS           100.0%        $802,853,634
                      ---------------------------
                      ---------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended September 30,
2002. The aggregate fair value of securities of affiliated companies held by the
Fund as of September 30, 2002 amounts to $14,511,950. Transactions during the period in which the issuer was an affiliate are as follows:

                            SHARES                             SHARES
UNREALIZED
                     SEPTEMBER 30,     GROSS      GROSS SEPTEMBER 30,
APPRECIATION  DIVIDEND
                              2001 ADDITIONS REDUCTIONS          2002
(DEPRECIATION)   INCOME
--------------------------------------------------------------------------------------------
Stocks and/or Warrants

1-800-FLOWERS.com, Inc.  1,742,050   116,800         --     1,858,850  $
5,822,897 $     --
XM Satellite Radio Holdings,
Inc., 8.25% Cum. Cv., Series B  --   150,000         --       150,000
(1,900,600) 467,253

--------

$467,253

========

3. Identifies issues considered to be illiquid or restricted--See Note 8 of
Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16    OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2002
--------------------------------------------------------------------------------

================================================================================
ASSETS
 Investments, at value (including $145,820,000 in repurchase agreements)
 --see accompanying statement:

 Unaffiliated companies (cost $830,688,075)                        $
804,066,749
 Affiliated companies (cost $10,589,653)
14,511,950

-------------

818,578,699
--------------------------------------------------------------------------------
 Cash
442,706
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold
1,938,249
 Shares of beneficial interest sold
761,581
 Interest and dividends
380,247
 Other
42,025

-------------
 Total assets
822,143,507

================================================================================
LIABILITIES
Payables and other liabilities:
Investments purchased
15,284,641
Shares of beneficial interest redeemed
2,376,405
Transfer and shareholder servicing agent fees
613,797
Distribution and service plan fees
504,582
Shareholder reports
247,790
Trustees' compensation
227,848
Other
34,810

-------------
 Total liabilities
19,289,873

================================================================================
NET ASSETS                                                         $
802,853,634

=============

================================================================================
COMPOSITION OF NET ASSETS
 Par value of shares of beneficial interest                        $
28,995
--------------------------------------------------------------------------------
Additional paid-in capital
1,248,471,402
--------------------------------------------------------------------------------
Accumulated net investment loss
(214,527)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions
(422,733,207)
--------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies
(22,699,029)

-------------
NET ASSETS                                                         $
802,853,634

=============

17    OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

==========================================================================================
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $572,842,560 and 20,284,354 shares of beneficial interest
outstanding)             $28.24
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                                        $29.96
------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$154,657,155
 and 5,992,816 shares of beneficial interest
outstanding)                           $25.81
------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$34,673,406
 and 1,316,215 shares of beneficial interest
outstanding)                           $26.34
------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,236,126 and 79,537 shares of beneficial interest
outstanding)                              $28.11
------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $38,444,387 and 1,321,930 shares of beneficial interest outstanding) $29.08

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18    OPPENHEIMER DISCOVERY FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2002
--------------------------------------------------------------------------------

===================================================================================
 INVESTMENT INCOME

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $3,802)  $
3,868,311
 Affiliated companies
467,253
-----------------------------------------------------------------------------------
 Interest
3,036,097

--------------
 Total investment income
7,371,661

===================================================================================
 EXPENSES
 Management fees
7,289,903
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A
1,825,386
 Class B
2,228,766
 Class C
456,819
 Class N
8,900
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A
3,398,050
 Class B
1,012,247
 Class C
206,379
 Class N
7,527
 Class Y
250,995
-----------------------------------------------------------------------------------
 Shareholder reports
760,017
-----------------------------------------------------------------------------------
 Trustees' compensation
65,744
-----------------------------------------------------------------------------------
 Custodian fees and expenses
5,094
-----------------------------------------------------------------------------------
 Other
69,919

--------------
 Total expenses
17,585,746
 Less reduction to custodian expenses
(5,094)
 Less voluntary waiver of transfer and shareholder servicing agent fees-- Classes A, B, C and N
(337,545)
 Less voluntary waiver of transfer and shareholder servicing agent fees-- Class Y
(74,689)

--------------
 Net expenses
17,168,418

===================================================================================
 NET INVESTMENT LOSS
(9,796,757)

===================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
 Investments
(184,095,916)
 Closing of futures contracts
(2,259,810)
 Closing and expiration of option contracts written
39,399
 Foreign currency transactions
(301,803)

--------------
 Net realized loss
(186,618,130)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 investments
61,855,423
 translation of assets and liabilities denominated in foreign currencies
339,840

--------------
 Net change
62,195,263

--------------
 Net realized and unrealized loss
(124,422,867)

===================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$(134,219,624)

==============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19    OPPENHEIMER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED SEPTEMBER 30,                                       2002
2001
===================================================================================
 OPERATIONS

 Net investment loss                                   $  (9,796,757)$
(7,136,322)
-----------------------------------------------------------------------------------
 Net realized loss                                      (186,618,130)
(231,490,183)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     62,195,263
(436,892,249)

-----------------------------
 Net decrease in net assets resulting from operations   (134,219,624)
(675,518,754)

===================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net realized gain:
 Class A                                                          --
(247,645,141)
 Class B                                                          --
(85,202,046)
 Class C                                                          --
(14,908,777)
 Class N
--             --
 Class Y                                                          --
(16,227,785)

===================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                 (86,001,282)
180,806,239
 Class B                                                 (53,404,418)
47,205,449
 Class C                                                  (3,275,635)
16,209,772
 Class N                                                   2,694,654
201,715
 Class Y                                                  (5,721,956)
10,603,044

===================================================================================
 NET ASSETS
 Total decrease                                         (279,928,261)
(784,476,284)
-----------------------------------------------------------------------------------
 Beginning of period                                   1,082,781,895
1,867,258,179

-----------------------------
 End of period [including accumulated net investment
 losses of $214,527 and $198,265, respectively]       $  802,853,634
$1,082,781,895

=============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20    OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 CLASS A     YEAR ENDED SEPTEMBER 30,         2002      2001       2000
1999       1998
===============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period      $ 33.08   $ 66.77    $ 43.26   $
40.12     $ 51.72
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                          (.22)     (.19)      (.32)
(.28)       (.26)
 Net realized and unrealized gain (loss)     (4.62)   (20.66)     26.72
4.84      (10.37)

----------------------------------------------------
 Total from investment operations            (4.84)   (20.85)     26.40
4.56      (10.63)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain           --    (12.84)     (2.89)
(1.42)       (.97)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period             $28.24    $33.08     $66.77
$43.26      $40.12

====================================================

===============================================================================================
 Total Return, at Net Asset Value(1)        (14.63)%  (37.01)%    62.15%
11.59%     (20.78)%

===============================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands) $572,843  $754,082 $1,286,298
$750,394  $  945,972
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $753,304  $988,717 $1,176,289
$875,057  $1,215,780
-----------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment loss                         (0.74)%   (0.31)%    (0.47)%
(0.69)%     (0.51)%
 Expenses                                     1.45%     1.25%      1.15%
1.31%       1.18%(3)
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses                        1.42%     1.25%      1.15%
1.31%       1.18%
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                       143%      155%
224%       73%         82%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21    OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

 CLASS B     YEAR ENDED SEPTEMBER 30,         2002      2001       2000
1999       1998
===============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period      $ 30.46   $ 62.99    $ 41.22   $
38.58     $ 50.15
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                          (.91)     (.29)      (.47)
(.85)       (.55)
 Net realized and unrealized gain (loss)     (3.74)   (19.40)     25.13
4.91      (10.05)

----------------------------------------------------
 Total from investment operations            (4.65)   (19.69)     24.66
4.06      (10.60)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain           --    (12.84)     (2.89)
(1.42)       (.97)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period             $25.81    $30.46     $62.99
$41.22      $38.58

====================================================

===============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)        (15.27)%  (37.48)%    60.95%
10.73%     (21.37)%

===============================================================================================
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands) $154,657  $234,023   $423,689
$224,710    $265,687
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)        $223,215  $315,607   $371,643
$257,146    $319,197
-----------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 net investment loss                         (1.50)%   (1.07)%    (1.22)%
(1.45)%     (1.27)%
 Expenses                                     2.21%     2.01%      1.90%
2.07%       1.94%(3)
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses                        2.18%     2.01%      1.90%
2.07%       1.94%
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                       143%      155%
224%       73%         82%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying notes to financial statements.

22    OPPENHEIMER DISCOVERY FUND

 CLASS C     YEAR ENDED SEPTEMBER 30,         2002      2001       2000
1999       1998
===============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period      $ 31.10   $ 64.00    $ 41.85   $
39.15     $ 50.86
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                          (.59)     (.24)      (.24)
(.85)       (.55)
 Net realized and unrealized gain (loss)     (4.17)   (19.82)     25.28
4.97      (10.19)

----------------------------------------------------
 Total from investment operations            (4.76)   (20.06)     25.04
4.12      (10.74)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain           --    (12.84)     (2.89)
(1.42)       (.97)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period             $26.34    $31.10     $64.00
$41.85      $39.15

====================================================

===============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)        (15.31)%  (37.47)%    60.95%
10.73%     (21.34)%

===============================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)  $34,673   $44,404    $70,140
$27,413     $33,441
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $45,655   $56,301    $55,205
$31,971     $40,501
-----------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment loss                         (1.50)%   (1.07)%    (1.20)%
(1.45)%     (1.25)%
 Expenses                                     2.21%     2.01%      1.90%
2.07%       1.92%(3)
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses                        2.18%     2.01%      1.90%
2.07%       1.92%
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                       143%      155%
224%       73%         82%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23    OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 CLASS N     YEAR ENDED SEPTEMBER 30,                                2002
2001(1)
======================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                              $ 33.01
$ 39.11
--------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.30)     (.13)
 Net realized and unrealized loss
(4.60)    (5.97)

-------------------
 Total from investment operations
(4.90)    (6.10)
--------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain
--        --
--------------------------------------------------------------------------------------
 Net asset value, end of period                                     $28.11
$33.01

===================

======================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                (14.84)%
(15.60)%

======================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)
$2,236      $147
--------------------------------------------------------------------------------------
 Average net assets (in thousands)
$1,786      $105
--------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss
(0.97)%   (0.93)%
 Expenses
1.68%     1.55%
 Expenses, net of voluntary waiver of transfer agent fees
 and/or reduction to custodian expenses
1.65%     1.55%
--------------------------------------------------------------------------------------
 Portfolio turnover rate
143%      155%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.

2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24    OPPENHEIMER DISCOVERY FUND

 CLASS Y     YEAR ENDED SEPTEMBER 30,         2002      2001       2000
1999       1998
===============================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period      $ 33.96   $ 68.06    $ 43.92   $
40.63    $ 52.17
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                          (.06)     (.17)      (.30)
(.17)      (.09)
 Net realized and unrealized gain (loss)     (4.82)   (21.09)     27.33
4.88     (10.48)

----------------------------------------------------
 Total from investment operations            (4.88)   (21.26)     27.03
4.71     (10.57)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain           --    (12.84)     (2.89)
(1.42)      (.97)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period             $29.08    $33.96     $68.06
$43.92     $40.63

====================================================

===============================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)        (14.37)%  (36.88)%    62.68%
11.82%    (20.47)%

===============================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)  $38,444   $50,125    $87,131
$39,189    $39,664
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $50,275   $64,264    $76,635
$40,649    $44,859
-----------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment loss                         (0.43)%   (0.13)%    (0.11)%
(0.48)%    (0.15)%
 Expenses                                     1.26%     1.14%      0.80%
1.11%      0.81%(3)
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses                        1.11%     1.06%      0.80%
1.11%      0.81%
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                       143%      155%
224%       73%        82%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25    OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Discovery Fund (the Fund) is registered under the Investment
 Company Act of 1940, as amended, as an open-end management investment company.
 The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical
 rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price
 of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the spread of the closing
 bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained
 in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related
 to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such
 transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

26        OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention
 of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than
 those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.

 As of September 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              EXPIRING
                              ------------------------
                              2009        $ 12,201,695
                              2010         258,482,944
                                          ------------
                              Total       $270,684,639
                                          ============

 As of September 30, 2002, the Fund had approximately $149,073,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011.

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 September 30, 2002, the Fund's projected benefit obligations were increased by
 $28,166 and payments of $11,904 were made to retired trustees, resulting in an
 accumulated liability of $216,683 as of September 30, 2002.

27    OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all
or
 a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an
 equivalent amount had been invested for the Board of Trustees in shares of one
 or more Oppenheimer funds selected by the trustee. The amount paid to the
Board
 of Trustees under the plan will be determined based upon the performance of the
 selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the
 fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized
 gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $9,786,835, a decrease in accumulated net investment loss of $9,780,495, and a decrease in accumulated net realized loss
 on investments of $6,340. Net assets of the Fund were unaffected by the reclassifications.

28    OPPENHEIMER DISCOVERY FUND

    The tax character of distributions paid during the years ended September
30,
2002 and September 30, 2001 was as follows:

                                           YEAR ENDED          YEAR ENDED
                                   SEPTEMBER 30, 2002  SEPTEMBER 30, 2001
                 --------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                  $--       $ 191,026,086
                 Long-term capital gain            --         172,957,663
                 Return of capital                 --                  --
                                                  -----------------------
                 Total                            $--       $ 363,983,749
                                                  =======================

 As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                 Accumulated net investment loss  $    (214,527)
                 Accumulated net realized loss     (422,733,207)
                 Net unrealized depreciation        (22,699,029)
                                                  --------------
                 Total                            $(445,646,763)
                                                  ==============

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon
 ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income
and
 expenses during the reporting period. Actual results could differ from those estimates.

29    OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     YEAR ENDED                   YEAR ENDED
                                SEPTEMBER 30, 2002          SEPTEMBER 30,
2001(1)
                               SHARES        AMOUNT         SHARES
AMOUNT
----------------------------------------------------------------------------------
 CLASS A

 Sold                       6,967,008  $237,348,768     10,546,587
$449,042,087
 Dividends and/or
 distributions reinvested          --            --      4,648,068
219,993,180
 Redeemed                  (9,476,166) (323,350,050)   (11,667,054)
(488,229,028)

-------------------------------------------------------
 Net increase (decrease)   (2,509,158) $(86,001,282)     3,527,601
$180,806,239

=======================================================

----------------------------------------------------------------------------------
 CLASS B
 Sold                       1,021,721  $ 33,164,124      1,894,877   $
77,075,225
 Dividends and/or
 distributions reinvested          --            --      1,847,357
81,043,513
 Redeemed                  (2,711,117)  (86,568,542)    (2,786,546)
(110,913,289)

-------------------------------------------------------
 Net increase (decrease)   (1,689,396) $(53,404,418)       955,688   $
47,205,449

=======================================================

----------------------------------------------------------------------------------
 CLASS C
 Sold                         459,414  $ 15,342,665      1,258,638   $
52,853,935
 Dividends and/or
 distributions reinvested          --            --        304,319
13,627,416
 Redeemed                    (571,171)  (18,618,300)    (1,230,937)
(50,271,579)

-------------------------------------------------------
 Net increase (decrease)     (111,757) $ (3,275,635)       332,020   $
16,209,772

=======================================================

----------------------------------------------------------------------------------
 CLASS N
 Sold                          97,632  $  3,470,272         10,481   $
421,600
 Dividends and/or
 distributions reinvested          --            --
--             --
 Redeemed                     (22,533)     (775,618)        (6,043)
(219,885)

-------------------------------------------------------
 Net increase                  75,099  $  2,694,654          4,438   $
201,715

=======================================================

----------------------------------------------------------------------------------
 CLASS Y
 Sold                         521,664  $ 19,281,459        868,788   $
38,187,299
 Dividends and/or
 distributions reinvested          --            --        334,869
16,227,784
 Redeemed                    (675,553)  (25,003,415)    (1,008,092)
(43,812,039)

-------------------------------------------------------
 Net increase (decrease)     (153,889) $ (5,721,956)       195,565   $
10,603,044

=======================================================

 1. For the year ended September 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to September 30,
 2001, for Class N shares.

30    OPPENHEIMER DISCOVERY FUND

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2002, were
 $1,359,223,798 and $1,481,200,376, respectively.

 As of September 30, 2002, unrealized appreciation (depreciation) based on cost
 of securities for federal income tax purposes of $844,252,853 was composed of:

                     Gross unrealized appreciation $  96,489,997
                     Gross unrealized depreciation  (122,164,151)
                                                    -------------
                     Net unrealized depreciation   $ (25,674,154)
                                                   ==============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.75% of the first $200 million of average annual net assets, 0.72% of the next
 $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million,
 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund.
The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent
 fees up to an annual rate of 0.25% of average net assets of Class Y shares
and
 for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

31    OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      AGGREGATE       CLASS A    CONCESSIONS
CONCESSIONS    CONCESSIONS    CONCESSIONS
                      FRONT-END     FRONT-END     ON CLASS A     ON CLASS
B     ON CLASS C     ON CLASS N
                  SALES CHARGES SALES CHARGES         SHARES
SHARES         SHARES         SHARES
                     ON CLASS A   RETAINED BY    ADVANCED BY    ADVANCED
BY    ADVANCED BY    ADVANCED BY
 YEAR ENDED              SHARES   DISTRIBUTOR DISTRIBUTOR(1) DISTRIBUTOR(1)
DISTRIBUTOR(1) DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------

 September 30, 2002  $1,006,462      $314,396       $102,010
$875,035        $88,504        $21,317

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                            CLASS A        CLASS B        CLASS C
CLASS N
                         CONTINGENT     CONTINGENT     CONTINGENT
CONTINGENT
                           DEFERRED       DEFERRED       DEFERRED
DEFERRED
                      SALES CHARGES  SALES CHARGES SALES CHARGES   SALES
CHARGES
                        RETAINED BY    RETAINED BY    RETAINED BY    RETAINED
BY
 YEAR ENDED             DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
DISTRIBUTOR
--------------------------------------------------------------------------------
 September 30, 2002         $26,016       $491,424        $11,355
$1,011

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for
Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended September 30, 2002, payments under the Class A Plan totaled $1,825,386, all of which were paid by the
 Distributor to recipients, and included $140,398 paid to an affiliate of the
 Manager. Any unreimbursed expenses the Distributor incurs with respect to
Class
 A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and
Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30,
 2002, were as follows:

DISTRIBUTOR'S
                                                   DISTRIBUTOR'S
AGGREGATE
                                                       AGGREGATE
UNREIMBURSED
                                                    UNREIMBURSED  EXPENSES AS
%
                     TOTAL PAYMENTS AMOUNT RETAINED     EXPENSES  OF NET
ASSETS
                         UNDER PLAN  BY DISTRIBUTOR   UNDER PLAN       OF
CLASS
-------------------------------------------------------------------------------
 Class B Plan            $2,228,766      $1,740,133   $5,775,666
3.73%
 Class C Plan               456,819          94,684    1,000,410
2.89
 Class N Plan                 8,900           8,749       30,367
1.36

32        OPPENHEIMER DISCOVERY FUND

================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with
 all other foreign currency gains and losses in the Statement of Operations.

================================================================================
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future
 date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate
 futures" in order to gain exposure to or to seek to protect against changes in
 market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The
Fund
 may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal
 to the daily changes in the contract value and are recorded as unrealized gains
 and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
 Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value
 of the contract or option may not correlate with changes in the value of the underlying securities.

33        OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

================================================================================
 7. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell
or
 purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the
 Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note
 to the Statement of Investments. Options written are reported as a liability in
 the Statement of Assets and Liabilities. Realized gains and losses are reported
 in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity
 for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised.
The
 risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to
 enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended September 30, 2002 was as follows:

                                                            CALL OPTIONS
                                                ------------------------
                                                NUMBER OF      AMOUNT OF
                                                CONTRACTS       PREMIUMS
 Options outstanding as of September 30, 2001         200       $ 39,399
 Options closed or expired                           (200)       (39,399)
                                                ------------------------
 Options outstanding as of September 30, 2002          --       $     --
                                                ========================

34        OPPENHEIMER DISCOVERY FUND

================================================================================
 8. ILLIQUID OR RESTRICTED SECURITIES
 As of September 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also
 be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid
 or restricted securities subject to this limitation as of September 30, 2002 was $2,867,940, which represents 0.36% of the Fund's net assets, of which
 $1,428,840 is considered restricted. Information concerning restricted securities is as follows:

                                ACQUISITION                VALUATION AS OF
UNREALIZED
 SECURITY                             DATES       COST  SEPTEMBER 30, 2002
DEPRECIATION
----------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Candescent Technologies Corp.,

 $2.50 Cv., Series D, Vtg.         3/31/95  $3,000,000         $      --
$3,000,000
 Candescent Technologies Corp.,
 Sr. Exchangeable, Series E, Vtg.  4/24/96   4,400,000
--       4,400,000
 Candescent Technologies Corp.,
 Sr. Exchangeable, Series F, Vtg.  6/11/97   1,500,000
--       1,500,000
 DOV Pharmaceutical, Inc.          8/30/01   3,000,000
1,428,840      1,571,160

================================================================================
 9. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including,
 without limitation, funding of shareholder redemptions provided asset coverage
 for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of
 credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after
 such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.
    The Fund had no borrowings outstanding during the year ended or at
September
 30, 2002.

                                  Appendix A

                           Industry Classifications
                           ------------------------

Aerospace & Defense                      Household Durables
Air Freight & Couriers                   Household Products
Airlines                                 Industrial Conglomerates
Auto Components                          Insurance
Automobiles                              Internet & Catalog Retail
Banks                                    Internet Software & Services
Beverages                                Information Technology Consulting &
                                         Services
Biotechnology                            Leisure Equipment & Products
Building Products                        Machinery
Chemicals                                Marine
Commercial Services & Supplies           Media
Communications Equipment                 Metals & Mining
Computers & Peripherals                  Multiline Retail
Construction & Engineering               Multi-Utilities
Construction Materials                   Office Electronics
Containers & Packaging                   Oil & Gas
Distributors                             Paper & Forest Products
Diversified Financials                   Personal Products
Diversified Telecommunication Services   Pharmaceuticals
Electric Utilities                       Real Estate
                 B-1A-1                  Road & Rail
Electrical Equipment
Electronic Equipment & Instruments Semiconductor Equipment & Products
Energy Equipment & Services        Software
Food & Drug Retailing              Specialty Retail
Food Products                      Textiles & Apparel
Gas Utilities                      Tobacco
Health Care Equipment & Supplies   Trading Companies & Distributors
Health Care Providers & Services   Transportation Infrastructure
Hotels Restaurants & Leisure       Water Utilities
                                   Wireless Telecommunication Services

                                     B-2

                                  Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
o      Applicability of Class A Contingent Deferred Sales Charges in Certain
                                       Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."6 This waiver provision applies to:
(4)   Purchases of Class A shares aggregating $1 million or more.
-     Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent
      deferred sales charge prior to March 1, (5)     2001. That included
         plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
(6)   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &

            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").

         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
(1)   3)       The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
           o Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
(8)   The Manager or its affiliates.

(9)   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

(10)  Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
(11)  Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
(12)  Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
(13)  Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
(14)  Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
(15)  "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
(16)  Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
(17)  Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
(18)  Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
(19)  A unit investment trust that has entered into an appropriate agreement with the Distributor.
(20)  Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
(21)  Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
(22)  A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
(23)  A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
(25)  Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
(26)  Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
(27)  Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
(28)  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
(30)  Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).

(31)  For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.

         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as defined in the

            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.

         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.

      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

(33)  For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
(34)  For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
(35)  Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
(36)  Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.

(38)  Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
(39)  Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
(40)  Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
(41)  Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.

(42)  Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.

         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.10
         5) To make distributions required under a Qualified Domestic

            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.

         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from service.12
         10)      Participant-directed redemptions to purchase shares of a

            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.

         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
      Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
(44)  Shares sold to the Manager or its affiliates.
(45)  Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
(46)  Shares issued in plans of reorganization to which the Fund is a party.
(47)  Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
      o       Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
      acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
      purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
         Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      Waiver of Class A Sales Charges for Certain Shareholders.  Class A
         shares purchased by the following investors are not subject to any
         Class A initial or contingent deferred sales charges:
         Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      Waiver of Class A Contingent Deferred Sales Charge in Certain
         Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
         the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
         Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      Waivers for Redemptions of Shares Purchased on or After March 6, 1995
         but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of
         Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for
         Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former
         Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

        Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain shareholders of a
         Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the
         Class A contingent deferred sales charge that was in effect prior to
         March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A
         CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other

            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and

         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to
         March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the

            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;

         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
      o          Special Reduced Sales Charge for Former Shareholders of

                            Advance America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

       Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
(50)  the Manager and its affiliates,
(51)  present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
(52)  registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
(53)  dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
(54)  employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
(55)  dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
(56)  dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Discovery Fund

Internet Website
   WWW.OPPENHEIMERFUNDS.COM
   ------------------------

Investment Advisor
     OppenheimerFunds, Inc.
     498 Seventh Avenue
     New York, New York 10018

Distributor

     OppenheimerFunds Distributor, Inc.
     498 Seventh Avenue
     New York, New York 10018

Transfer Agent

     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.525.7048

Custodian Bank
     Citibank, N.A.
     399 Park Avenue
     New York, New York 10043

Independent Auditors
     KPMG LLP

     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw
     1675 Broadway
     New York, New York 10019

1234

PX500.001.1102

--------

                                                             1 Mr. Motley was elected as Trustee to the Board I Funds effective October
                                                             10, 2002.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

OPPENHEIMER DISCOVERY FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   Amended and Restated Declaration of Trust made as of July 14, 1995:
Previously filed with Registrant's Post-Effective Amendment No. 17, 7/21/95, and incorporated herein by reference .

(b)   Amended and Restated By-Laws dated 6/4/98: Previously filed with
Registrant's Post-Effective Amendment No. 23, 1/28/99, and incorporated herein by reference.

(c)   (i)   Specimen Class A Share Certificate: Previously filed with
      Registrant's Post-Effective Amendment No. 24, 1/28/00, and incorporated herein by reference.

      (ii)  Specimen Class B Share Certificate: Previously filed with
      Registrant's Post-Effective Amendment No. 24, 1/28/00, and incorporated herein by reference.

(iii) Specimen Class C Share Certificate: Previously filed with Registrant's
      Post-Effective Amendment No. 24, 1/28/00, and incorporated herein by reference.

(iv)  Specimen Class N Share Certificate: Previously filed with Registrant's
      Post-Effective Amendment No. 25, 11/14/00, and incorporated herein by reference.

      (v)   Specimen Class Y Share Certificate: Previously filed with
      Registrant's Post-Effective Amendment No. 24, 1/28/00, and incorporated herein by reference.

(d)   (i)   Investment Advisory Agreement dated 2/1/96: Previously filed with
Registrant's Post-Effective Amendment No. 19, 1/31/96, and incorporated herein by reference.

(e)   (i)   General Distributor's Agreement dated December 10, 1992:
Previously filed with Registrant's Post-Effective Amendment No. 11, 1/28/93, refiled with Registrant's Post-Effective Amendment No. 16, 1/13/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
            Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
            Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
            Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (v)   Form of Trust Company Fund/SERV Purchase Agreement of
      OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

      (vi)   Form of Trust Company Agency Agreement of
      OppenheimerFundsDistributor,
Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   (i) Amended and Reinstated  Retirement Plan for Non-Interested  Trustees
or Directors dated 8/9/01:  Previously filed with Post-Effective Amendment No.
34 to the  Registration  Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii)  Form of Deferred Compensation Agreement for Disinterested
Trustees: Filed with Post-Effective Amendment No.26 to the Registration
Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590),
10/28/98, and incorporated by reference.

(g)   (i)   Amendment dated August 28, 2002 to the Global  Custodial  Services
Agreement  dated May 3, 2001 between  Registrant  and  Citibank,  N.A.:  Filed herewith.

      (ii)  Global  Custodial  Services  Agreement  dated May 3, 2001  between
Registrant and Citibank,  N.A.: Previously filed with Post-Effective Amendment
No. 33 to the  Registration  Statement of Centennial  Money Market Trust (Reg.
No. 2-65245), 10/25/01, and incorporated herein by reference.

(h)   Inapplicable.

(i)   Opinion and Consent of Counsel dated 8/1/86: Previously filed with
Registrant's Post-Effective Amendment No. 3, 1/27/88, refiled with
Registrant's Post-Effective Amendment No. 16, 1/13/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(j)   Independent Auditor's Consent. Filed herewith.

(k)   Inapplicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant dated
8/15/86: Previously filed with Registrant's Post-Effective Amendment No. 5,
12/1/89, and refiled with Registrant's Post-Effective Amendment No. 16,
1/13/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(m)   (i)   Service Plan and Agreement for Class A shares dated 6/10/93 under
Rule 12b-1 of the Investment Company Act of 1940: Previously filed with
Registrant's Post-Effective Amendment No. 13, 1/19/94, and incorporated herein by reference.

      (ii)  Distribution and Service Plan and Agreement for Class B shares dated 4/1/94 under Rule 12b-1 of the Investment Company Act of 1940 for Class
B Shares: Previously filed with Registrant's Post-Effective Amendment No. 15,
3/31/94, and incorporated herein by reference.

(iii) Distribution and Service Plan and Agreement for Class C shares dated
7/21/95 under Rule 12b-1: Previously filed with Registrant's Post-Effective
Amendment No. 18, 9/27/95, and incorporated herein by reference.

      (iv)  Distribution and Service Plan and Agreement for Class N shares:
Previously filed with Registrant's Post-Effective Amendment No. 35, 1/16/01, and incorporated herein by reference.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3,  March 18, 1996 and updated through 8/21/01:  Previously filed with  Post-Effective  Amendment
No. 20 to the  Registration  Statement of Oppenheimer  Cash Reserves (Reg. No.
33-23223), 9/27/01, and incorporated herein by reference.

(o)   (o)   (i) Powers of Attorney for all  Trustees/Directors  and  Principal
      Officers except for Joel W. Motley and John V. Murphy (including

Certified Board Resolutions): Previously filed with Pre-Effective Amendment
No. 1 to the Registration Statement of Oppenheimer Emerging Growth Fund (Reg.
No. 333-44176), 10/5/00, and incorporated herein by reference.

(i)   (ii) Power of Attorney for John Murphy (including Certified Board
            Resolution): Previously filed with Post-Effective Amendment No.

41 to the Registration Statement of Oppenheimer U.S. Government Trust (Reg.
No. 2-76645), 10/22/01, and incorporated herein by reference.

      (iii) Power of Attorney for Joel W. Motley (including Certified Board
Resolution): Previously filed with Post-Effective Amendment No. 8 to the
Registration Statement of Oppenheimer International Small Company Fund (Reg.
333-31537), 10/22/02, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
      15, 2002 under Rule 17j-1 of the Investment Company Act of 1940: Filed
      herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

      Reference is made to the provisions of Article Seven of Registrant's
Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this
Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

((b)  There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------

Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy L. Abbuhl,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Amy B. Adamshick,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles E. Albers,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward J. Amberger,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik Anderson,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             As of January 2002: Secretary of
Vice President & Secretary     OppenheimerFunds, Distributor, Inc., Centennial
                               Asset Management Corporation, Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc., Shareholder Financial
                               Services, Inc., Shareholder Services, Inc.;
                               Assistant Secretary of HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., Oppenheimer Trust Company and OFI
                               Institutional Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victor W. Babin,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce L. Bartlett,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Barela,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Batejan,                None
Executive Vice President/
Chief Information Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly, Associate
                               Director at MetLife (Jan 2000-May 2000).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Buckmaster,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    Formerly a Marketing Manager with Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claudia Calich,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Carbuto,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             Director of technology for Sapient Corporation
Assistant Vice President       (July, 2000-August 2001); software architect for
                               Sapient Corporation (March 1997-July 2000).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

O. Leonard Darling,            Chairman of the Board and a director (since June
Vice Chairman, Executive Vice  1999) and Senior Managing Director (since
President, Chief Investment    December 1998) of HarbourView Asset Management
Officer & Director             Corporation; a director (since July 2001) of
                               Oppenheimer Acquisition Corp.; a director (since
                               March 2000) of OFI Private Investments, Inc.;
                               Chairman of the Board, Senior Managing Director
                               and director (since February 2001) of OFI
                               Institutional Asset Management, Inc.; Trustee
                               (since 1993) of Awhtolia College - Greece.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert A. Densen,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            Formerly an Associate with Booz Allen & Hamilton
Assistant Vice President       (1998-June 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Armand B. Erpf,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Fahey,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation; Vice President of Oppenheimer Real
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Crystal French,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan P. Gangemi,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 Formerly an Assistant Vice President with
Assistant Vice President       Mitchell Hutchins (January 2000-October 2000).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul M. Goldenberg,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mike Goldverg,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly Executive Director with
                               Miller Anderson Sherrerd, a division of Morgan
                               Stanley Investment Management. (April 1992-March
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 Formerly a portfolio manager at Fortis Advisors
Vice President                 (July 1998-October 2000).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Grill,                  None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Guy,                    None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Hager,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James G. Hyland,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             Formerly Vice President of Product Management at
Senior Vice President          Ameritrade (until March 2000).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice   President  &  Assistant Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset
                               Management Corporation; and of OFI Institutional
                               Asset Management, Inc. (since February 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002) prior to
                               which he was Vice President and Senior Analyst
                               at Merrill Lynch Investment Managers (October
                               1996-February 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lewis A. Kamman,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None.
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Garrett K. Kolb,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter G. Konops,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Avram D. Kornberg,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Vice President of Merrill Lynch (January
Vice President                 2000-September 2001.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          Formerly Vice President and portfolio manager at
Senior Vice President          Morgan Stanley Investment Management
                               (1997-September 2000).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   Formerly an attorney with Van Eck Global (until
Assistant   Vice  President  & December 2000).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Vice President of Shareholder Financial
Vice President                 Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Reed Litcher,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marianne Manzolillo,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and OFI Institutional
                               Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Migan,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joy Milan,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Denis R. Molleur,              None
Vice    President   &   Senior
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly an Executive Director and
                               Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman,   President,   Chief Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Director
                               of Oppenheimer Acquisition Corp., Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director of
                               Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Negri,                   Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barbara Niederbrach,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank J. Pavlak,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas P. Reedy,               Vice President (since April 1999) of HarbourView
Vice President                 Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Richardson,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rob Robis,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard H. Rubinstein,         None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo                 Director, Treasurer and Chief Financial Officer
Executive  Vice  President and of Oppenheimer Acquisition Corp.; President and
Director                       director of Shareholder Services, Inc. and
                               Shareholder Financial Services, Inc.; Director
                               (Class A) of Trinity Investment Management
                               Corporation; Chairman of the Board, Chief
                               Executive Officer, President and Director or OFI
                               Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey R. Schneider,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Schultz,                 Chief Executive Officer, President & Senior
Senior Vice President          Managing Director & Director of OFI
                               Institutional Asset Management, Inc. and
                               HarbourView Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation; Director of
                               Oppenheimer Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martha A. Shapiro,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001) prior to which he was a
                               Vice President of Merrill Lynch Pierce Fenner &
                               Smith, Inc. (July 1998-October 2000).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Soper,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jayne M. Stevlingson,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregory J. Stitt,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of Oppenheimer
Assistant Vice President,      Trust Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin L. Surrett,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony A. Tanner,             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Utaro,                  None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Samuel Sloan Walker,           Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc. Formerly, Assistant Vice
                               President with Gruntal & Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

 Kenneth Winston,              Principal at Richards & Tierney, Inc. (until
Senior Vice President          June 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

 Brian W. Wixted,              Treasurer of HarbourView Asset Management
 Senior Vice President and     Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management Corporation,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc. and OFI Institutional Asset
                               Management, Inc.; Treasurer and Chief Financial
                               Officer of Oppenheimer Trust Company; Assistant
                               Treasurer of Oppenheimer Acquisition Corp. and
                               OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol Wolf,                    Serves on the Board of the Colorado Ballet.
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Senior Vice President          January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and Oppenheimer Trust Company;
                               Vice President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary of OAC
                               Acquisition Corp.; Director and Assistant
                               Secretary of OppenheimerFunds International
                               Ltd.; Director of Oppenheimer Real Asset
                               Management, Inc.; Vice President of
                               OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,                  None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc. and  Oppenheimer  Trust Company is 498
Seventh Avenue, New York, New York 10018.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jason R. Bach                   Vice President            None
3264 Winthrop Cricle
Marietta, GA 30067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gabriella Bercze(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Woodbark
Spring, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Bonner(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
170 Phillip Court
Lake Bluff, IL 60044
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Burton                    Vice President            None
412 Towne Green Circle
Addison, TX 75001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Crockett(2)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(w)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
4090 Redbud Circle
Doylestown, PA 18901
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
7124 Trysail Circle
Tampa, FL 33607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Vice President            None
9 Townview Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld(2)            Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Luiggino J. Galleto             Vice President            None
10302 Riesling Court
Charlotte, NC 28277
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle M. Gans                Vice President            None
2700 Polk Street, Apt. #9
San Francisco, CA 94109
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant(2)                  Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tonya N. Hammet                 Assistant Vice President  None
2612 W. Grand Reserve Circle
#227
Clearwater, FL 33759
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clifford W. Heidinger           Vice President            None
90 Gates Street
Portsmouth, NH 03801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillipe D. Hemery              Vice President            None
184 Park Avenue
Rochester, NY 14607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristen L. Heyburn              Vice President            None
2315 Mimosa Drive #2
Houston, TX 77019
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard L. Hymes(2)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson                 Vice President            None
28 Oxford Avenue
Mill Valley, CA 94941
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Kavanaugh               Vice President            None
2 Cervantes, Apt. #301
San Francisco, CA 94123
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian G. Kelly                  Vice President            None
60 Larkspur Road
Fairfield, CT 06430
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
9697 S. Golden Eagle Dr.
Highlands, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dawn Lind                       Vice President            None
21 Meadow Lane
Rockville Centre, NY 11570
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
5341 Ellsworth
Dallas, TX 75206
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1941 W. Wolfram
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
3 St. Marks Place
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David M. Martin                 Vice President            None
10155 S. Woodrose Lane
Highlands Ranch, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony P. Mazzariello          Vice President            None
704 Beaver Road
Leetsdale, PA 15056
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
18424 12th Avenue West
Lynnwood, WA 98037
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President, Principal
                                                          Executive Officer and
                                                          Trustee/Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raymond C. Olson(1)             Assistant Vice President  None
                                & Treasurer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Presutti             Vice President            None
238 Kemp Avenue
Fair Haven, NJ 07704
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher L. Quinson          Vice President            None
19 Cayuga Street
Rye, NY 10580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Heather Rabinowitz(2)           Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary D. Rakan                   Vice President            None
25031 Woodridge Triangle
Farmington, MI 48335
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis H. Reynolds(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Simone Richter(2)      Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Bantage Point Terr.
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sciortino               Vice President            None
785 Beau Chene Drive
Mandeville, LA 70471
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie Simon(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
808 South 194th Street
Seattle,WA 98148
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William A. Spetrino             Vice President            None
7631 Yennicook Way
Hudson, OH 44236
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
239 N. Colony Drive
Edgewood, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Scott McGregor Tatum           Vice President            None
 704 Inwood
Southlake, TX 76092
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
1328 N. Cleveland Street
Arlington, VA 22201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
14575 S. Gallery
Olathe, KS 66062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Floyd A. Tucker                 Vice President            None
1930 W. Barry Ave., #2
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tanya Valency(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of November, 2002.

                        OPPENHEIMER DISCOVERY FUND

                        By:  /s/  John V. Murphy*
                               ---------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                         Title                    Date
----------                         -----                    ----

/s/ Leon Levy*                Chairman of the
----------------------------------                          Board of Trustees
November 21, 2002
Leon Levy

/s/ Donald W. Spiro*          Vice Chairman of the          November 21, 2002
----------------------------------                          Board and Trustee
Donald W. Spiro

/s/ John V. Murphy *          President,                    November 21, 2002
---------------------------------                           Principal
Executive
John V. Murphy                Officer and Trustee

/s/ Brian W. Wixted*          Treasurer and Chief           November 21, 2002
---------------------------------                           Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                       November 21, 2002
----------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths*     Trustee                       November 21, 2002
---------------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*        Trustee                       November 21, 2002
---------------------------------
Benjamin Lipstein

/s/ Joel Motley*              Trustee                       November 21, 2002
---------------------------------
Joel Motley

/s/ Elizabeth B. Moynihan*    Trustee                       November 21, 2002
---------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*       Trustee                       November 21, 2002
---------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Trustee                       November 21, 2002
---------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Trustee                       November 21, 2002
---------------------------------
Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*       Trustee                       November 21, 2002
---------------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                        Registration Statement No. 29

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------
23(g)(i)          Amendment dated August 28, 2002 to the Global Custodial
                  Services Agreement dated May 3, 2001 between Registrant and
                  Citibank, N.A.

23(j)             Independent Auditor's Consent.

23(p)             Amended and Restated Code of Ethics of the Oppenheimer
                  Funds dated May 15, 2002 under Rule 17j-1 of the Investment
                  Company Act of 1940.